UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  April 30, 2018

Item 1. Report to Stockholders.

Weiss Alternative Balanced Risk Fund

Class K – weikx
Investor Class – weizx

Semi-Annual Report

April 30, 2018

WEISS ALTERNATIVE BALANCED RISK FUND

Dear Shareholders:

The Weiss Alternative Balanced Risk Fund (the “Fund”) was launched on December 1, 2015 in response to investors search for a lower cost, more liquid, transparent investment vehicle that seeks to provide returns with moderate volatility and reduced correlation to the overall performance of bond and equity markets.  The Fund utilizes a dynamic, risk-weighted asset allocation in an effort to create a balanced solution, optimized for a variety of market climates.  The Fund invests in three diversified asset classes, including an allocation to the Weiss Multi-Strategy portfolio; there are investments in long-only debt securities and long-only equity securities.  We look forward to giving our third full year report at the end of the year.

A.	Quarterly Performance Review, including portfolio attribution.

•
The Weiss Alternative Balanced Risk Fund decreased -0.95% in its fiscal second quarter, ending April 2018, the first quarterly decline since the fiscal first quarter of 2017. Nevertheless, considering the tumultuous environment and augmented volatility in financial markets witnessed during the quarter, we were very pleased with the fund’s showing. Indeed, performance would have been much weaker without the truly diversifying and uncorrelated returns owed to the fund’s alpha component. Similarly, our benchmark Bloomberg Barclays US Aggregate Bond Index declined -1.05% and benefitted dramatically from a flight to safety during the quarter. By contrast in our peer universe, the Morningstar Multi-alternative category returned -2.52%. Since inception, Weiss Alternative Balanced Risk has repeatedly demonstrated an ability to preserve capital during turbulent times and still be pleased with the performance generated.

•
Once again, fund strength in the quarter was owed entirely to the noteworthy outperformance of the market neutral Alpha component. As many will recall, equity markets were roiled by increased volatility to start the quarter and remaining elevated above 15 for the duration. Consequently, equity markets struggled across the entire market cap complex but led dramatically by a flight from large cap securities. Additionally, investment grade bonds led declines among fixed income securities, though treasuries and high yield credit all report negative results for the quarter. Consequently, the equity market sell-off coupled with bond market weakness contributed to the dreaded one correlation market move. Fortunately, and as previously stated, Weiss market neutral alpha continued to extend its consistency, finishing up for the 9th quarter in a row. While it is uncommon to witness a streak of this good fortune, it is the result of continued dispersion in the marketplace owing to volatility since the Fed’s first rate increase (December 2015) since the financial crisis. We continue to benefit from active management while passive investors suffer the consequences of crowded trades.

•	For the quarter, the fixed income component finished down -1.79%.

•	Contributing to the fund’s weakness, the equity component slid a noteworthy -5.45%, for its worst showing since the first fiscal quarter after inception of the fund.

•	In contrast, alpha ended the quarter up a remarkable 7.11% owing to ample market volatility in bonds and equities providing advantageous trade opportunities for our strategy managers.

WEISS ALTERNATIVE BALANCED RISK FUND

B.	Portfolio composition and other analysis

•
In the second fiscal year quarter of 2018, the Fund’s exposure to the bond component averaged approximately 52.1%, up noticeably from the prior quarter’s 47.4%. The increased allocation is a result of surging equity market volatility and the fund’s trade algorithm aiming to equalize the asset classes’ contribution to overall portfolio risk. The equity component averaged approximately 21.9% in the second quarter, down decidedly from 26.8% in the prior quarter. The alpha component averaged approximately 26.0%, up marginally from 25.8% last quarter.

•
Overall portfolio risk for the Fund was a very respectable 4.08% through the second quarter of 2018 (Source: Bloomberg, 252-day trailing volatility, annualized), particularly in light of the broader market selloff. The contribution to the Fund’s overall portfolio risk for the fixed income, equity, and alpha components was 26%, 56% and 18%, respectively.

Sincerely,

/s/ Weiss Portfolio Managers

Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

Morningstar Multi-alternative Category uses a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others. Funds in this category have a majority of their assets exposed to alternative strategies and include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes.

252-trailing volatility, annualized (Source: Bloomberg): Volatility is the measure of risk in a security determined by calculating the dispersion of the security’s daily returns over the most recent (trailing) 252 trade days. This result is then converted from a daily period into an annualized, or yearly, period for comparative analysis.

Alpha is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.

Correlation is a statistical measure of the degree to which the movements of two variables (stock/option/convertible prices or returns) are related.

One cannot invest directly in an index.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

WEISS ALTERNATIVE BALANCED RISK FUND

Mutual fund investing involves risk. Principal loss is possible. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Must be preceded or accompanied by a prospectus.

The Weiss Alternative Balanced Risk Fund is distributed by Quasar Distributors, LLC.

WEISS ALTERNATIVE BALANCED RISK FUND

Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  The expenses shown in the example are meant to highlight ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, shareholder costs would have been higher.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2017)	(4/30/2018)	(11/1/2017 to 4/30/2018)
Class K
Actual(2)(3)	$1,000.00	$1,012.20	$16.16
Hypothetical (5% annual return before expenses)(4)	$1,000.00	$1,008.73	$16.14

Investor Class
Actual(2)(3)	$1,000.00	$1,010.20	$17.89
Hypothetical (5% annual return before expenses)(4)	$1,000.00	$1,006.99	$17.86

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period from November 1, 2017 through April 30, 2018, of 3.24% and 3.59% for Class K and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the since inception period.

(2)	Based on the actual returns for the period from November 1, 2017 through April 30, 2017, of 1.22% and 1.02% for Class K and Investor Class, respectively.
(3)	Excluding dividends on short positions and borrowing expense, your actual cost of investing in Class K and Investor Class would be $7.48 and $9.22, respectively.
(4)	Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Class K and Investor Class would be $7.50 and $9.25, respectively.

WEISS ALTERNATIVE BALANCED RISK FUND

Allocation of Portfolio (Unaudited)
April 30, 2018

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of long common stocks, long exchange traded funds, long preferred stocks, long closed-end funds, purchased options, long swap contracts and long futures contracts as of April 30, 2018. Data expressed excludes securities sold short, written options, short swap contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Options Written, Schedule of Swap Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(2)	The value of options, swaps and futures contracts are expressed as notional and not market value.

WEISS ALTERNATIVE BALANCED RISK FUND

Allocation of Portfolio (Unaudited)
April 30, 2018

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short common stocks, short exchange traded funds, written options, and short swap contracts as of April 30, 2018. Data expressed excludes long investments, swap contracts, futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Options Written, Schedule of Swap Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(4)	The value of options and swaps contracts are expressed as notional and not market value.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited)
April 30, 2018

	Shares	Value

LONG COMMON STOCKS – 49.62%

Aerospace & Defense – 0.43%
Bombardier, Inc., Class B (a)(b)	2,325	$7,189
General Dynamics Corporation	64	12,884
Lockheed Martin Corporation	349	111,973
Maxar Technologies Ltd.	2,015	91,181
Northrop Grumman Corporation	79	25,441
Spirit AeroSystems Holdings, Inc., Class A	151	12,136
United Technologies Corporation	173	20,786
Wesco Aircraft Holdings, Inc. (a)	420	4,242
		285,832

Air Freight & Logistics – 0.20%
Air Transport Services Group, Inc. (a)	775	15,686
Atlas Air Worldwide Holdings, Inc. (a)	73	4,628
United Parcel Service, Inc., Class B	1,014	115,089
		135,403

Airlines – 0.98%
Air Canada (a)(b)	88	1,730
Alaska Air Group, Inc.	3,265	211,996
American Airlines Group, Inc.	4,455	191,253
Delta Air Lines, Inc.	604	31,541
JetBlue Airways Corporation (a)	624	11,975
Southwest Airlines Company	3,270	172,754
Spirit Airlines, Inc. (a)	779	27,826
		649,075

Auto Components – 0.00%
American Axle & Manufacturing Holdings, Inc. (a)	155	2,378

Automobiles – 0.09%
Thor Industries, Inc.	577	61,243

Banks – 1.37%
Citizens Financial Group, Inc.	4,680	194,173
Commerzbank AG (a)(b)	3,120	40,197
FCB Financial Holdings, Inc., Class A (a)	3,441	198,890
First Horizon National Corporation	3,410	62,403
Intesa Sanpaolo SpA (b)	5,038	19,164
PacWest Bancorp	1,162	59,541
Signature Bank (a)	2,574	327,284
		901,652

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value
Beverages – 0.60%
Coca-Cola European Partners plc (b)	3,715	$145,628
Monster Beverage Corporation (a)	4,504	247,720
		393,348

Biotechnology – 1.66%
Abeona Therapeutics, Inc. (a)	78	1,361
ACADIA Pharmaceuticals, Inc. (a)	1,395	22,055
Adaptimmune Therapeutics plc – ADR (a)	1,854	23,564
Agenus, Inc. (a)	775	2,658
Agios Pharmaceuticals, Inc. (a)	248	20,810
Akebia Therapeutics, Inc. (a)	202	1,860
Albireo Pharma, Inc. (a)	691	21,124
Aldeyra Therapeutics, Inc. (a)	1,232	9,671
Arcus Biosciences, Inc. (a)	29	441
Argenx SE – ADR (a)	543	47,578
ARMO BioSciences, Inc. (a)	16	426
Array BioPharma, Inc. (a)	2,015	27,323
Audentes Therapeutics, Inc. (a)	16	598
Aveo Pharmaceuticals, Inc. (a)	78	186
Biogen, Inc. (a)	155	42,408
BioMarin Pharmaceutical, Inc. (a)	1,395	116,496
Celgene Corporation (a)	233	20,294
Clementia Pharmaceuticals, Inc. (a)(b)	2,425	39,455
Clovis Oncology, Inc. (a)	299	12,971
Curis, Inc. (a)	1,888	1,008
Cytokinetics, Inc. (a)	543	4,507
CytomX Therapeutics, Inc. (a)	16	421
Dynavax Technologies Corporation (a)	543	9,204
Epizyme, Inc. (a)	388	4,986
Exelixis, Inc. (a)	1,550	32,271
FibroGen, Inc. (a)	1,457	66,221
Five Prime Therapeutics, Inc. (a)	113	1,893
Geron Corporation (a)	233	867
Global Blood Therapeutics, Inc. (a)	291	12,848
GlycoMimetics, Inc. (a)	543	9,171
Homology Medicines, Inc. (a)	77	1,539
Immunomedics, Inc. (a)	930	16,935
Incyte Corporation (a)	310	19,201
InflaRx NV (a)(b)	109	4,267
Insmed, Inc. (a)	1,085	26,398
Insys Therapeutics, Inc. (a)	620	4,346
Ionis Pharmaceuticals, Inc. (a)	388	16,696

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Biotechnology – 1.66% (Continued)
Keryx Biopharmaceuticals, Inc. (a)	962	$4,262
Loxo Oncology, Inc. (a)	16	2,015
Neurocrine Biosciences, Inc. (a)	1,240	100,539
Portola Pharmaceuticals, Inc. (a)	156	5,636
Radius Health, Inc. (a)	233	7,037
Rigel Pharmaceuticals, Inc. (a)	6,640	23,970
Rocket Pharmaceuticals, Inc. (a)	16	276
Sage Therapeutics, Inc. (a)	16	2,303
Sangamo Therapeutics, Inc. (a)	155	2,449
Sarepta Therapeutics, Inc. (a)	930	71,015
Seattle Genetics, Inc. (a)	318	16,278
Shire plc – ADR	465	74,135
Surface Oncology, Inc. (a)	128	1,837
TESARO, Inc. (a)	78	3,971
TG Therapeutics, Inc. (a)	78	1,119
Tyme Technologies, Inc. (a)	2,945	6,744
Vanda Pharmaceuticals, Inc. (a)	620	8,649
Vertex Pharmaceuticals, Inc. (a)	775	118,699
		1,094,992

Building Products – 0.14%
Masco Corporation	2,419	91,608

Capital Markets – 0.77%
AllianceBernstein Holding LP	4,555	123,896
Eaton Vance Corporation	271	14,740
The Goldman Sachs Group, Inc.	465	110,823
MLP SE (b)	4,853	29,327
Northern Trust Corporation	620	66,185
WisdomTree Investments, Inc.	15,500	163,835
		508,806

Chemicals – 0.22%
Axalta Coating Systems Ltd. (a)	620	19,158
DowDuPont, Inc.	923	58,371
Huntsman Corporation	468	13,932
The Sherwin-Williams Company	139	51,105
		142,566

Commercial Services & Supplies – 0.05%
Waste Management, Inc.	374	30,402

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Communications Equipment – 1.12%
Ciena Corporation (a)	8,560	$220,420
Cisco Systems, Inc.	5,117	226,632
Extreme Networks, Inc. (a)	3,100	33,170
F5 Networks, Inc. (a)	234	38,163
Finisar Corporation (a)	1,472	22,934
Lumentum Holdings, Inc. (a)	1,089	54,940
Palo Alto Networks, Inc. (a)	620	119,356
Radware Ltd. (a)(b)	936	20,686
		736,301

Construction & Engineering – 0.51%
AECOM (a)	698	24,039
Dycom Industries, Inc. (a)	2,492	258,819
Jacobs Engineering Group, Inc.	457	26,547
MasTec, Inc. (a)	628	27,632
		337,037

Construction Materials – 0.09%
Martin Marietta Materials, Inc.	94	18,308
Vulcan Materials Company	359	40,097
		58,405

Containers & Packaging – 0.28%
Bemis Company, Inc.	512	22,154
Berry Global Group, Inc. (a)	480	26,400
Graphic Packaging Holding Company	6,786	97,040
Owens-Illinois, Inc. (a)	1,938	39,400
		184,994

Distributors – 0.07%
Funko, Inc., Class A (a)	751	6,601
LKQ Corporation (a)	1,248	38,713
		45,314

Diversified Consumer Services – 0.17%
Service Corporation International	3,119	113,875

Diversified Telecommunication Services – 0.03%
ORBCOMM, Inc. (a)	2,325	20,971

Electric Utilities – 1.91%
ALLETE, Inc.	298	22,770
American Electrical Power Company, Inc.	4,495	314,560
Avangrid, Inc.	33	1,739

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Electric Utilities – 1.91% (Continued)
Duke Energy Corporation	1,996	$159,999
Edison International	775	50,778
Exelon Corporation	3,798	150,705
FirstEnergy Corporation	2,077	71,449
Fortum OYJ (b)	1,026	23,601
Great Plains Energy, Inc.	3,269	106,994
Iberdrola SA (b)	1,860	14,370
NextEra Energy, Inc.	960	157,354
Oersted A/S (b)	155	10,205
PPL Corporation	5,985	174,164
		1,258,688

Electrical Equipment – 0.27%
Acuity Brands, Inc.	147	17,606
Eaton Corporation plc	1,034	77,581
Emerson Electric Company	703	46,686
Siemens Gamesa Renewable Energy SA (b)	468	8,015
Vestas Wind Systems A/S (b)	454	29,370
		179,258

Electronic Equipment, Instruments & Components – 0.19%
Fitbit, Inc., Class A (a)	2,325	12,904
II-VI, Inc. (a)	1,707	65,036
Tech Data Corporation (a)	620	47,275
		125,215

Energy Equipment & Services – 0.22%
Halliburton Company	1,538	81,499
Schlumberger Ltd.	563	38,599
Transocean Ltd. (a)(b)	1,794	22,192
		142,290

Food & Staples Retailing – 0.25%
The Kroger Company	148	3,728
Sprouts Farmers Market, Inc. (a)	4,039	101,096
Walmart Stores, Inc.	652	57,676
		162,500

Food Products – 2.37%
Archer-Daniels-Midland Company	2,589	117,489
BRF SA – ADR (a)	791	5,640
Bunge Ltd.	2,129	153,778
Calavo Growers, Inc.	136	12,743
Conagra Brands, Inc.	5,869	217,564
The Hain Celestial Group, Inc. (a)	2,028	59,076

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Food Products – 2.37% (Continued)
Hostess Brands, Inc. (a)	4,268	$59,965
Lamb Weston Holdings, Inc.	1,201	78,449
Mondelez International, Inc., Class A	3,603	142,319
Nomad Foods Ltd. (a)(b)	11,400	187,986
Pinnacle Foods, Inc.	3,310	199,924
Post Holdings, Inc. (a)	3,062	243,643
Tyson Foods, Inc., Class A	1,161	81,386
		1,559,962

Gas Utilities – 0.05%
South Jersey Industries, Inc.	1,162	35,906

Health Care Equipment & Supplies – 0.71%
Abbott Laboratories	543	31,565
ABIOMED, Inc. (a)	264	79,451
AtriCure, Inc. (a)	405	9,003
Boston Scientific Corporation (a)	697	20,018
Cardiovascular Systems, Inc. (a)	374	8,546
DexCom, Inc. (a)	775	56,714
Edwards Lifesciences Corporation (a)	310	39,482
Endologix, Inc. (a)	299	1,289
GenMark Diagnostics, Inc. (a)	3,100	19,406
IDEXX Laboratories, Inc. (a)	62	12,058
iRhythm Technologies, Inc. (a)	329	19,131
K2M Group Holdings, Inc. (a)	1,775	33,902
Nevro Corporation (a)	620	55,403
NuVasive, Inc. (a)	225	11,972
Tactile Systems Technology, Inc. (a)	310	10,791
Tandem Diabetes Care, Inc. (a)	5,436	41,477
ViewRay, Inc. (a)	775	5,720
Wright Medical Group NV (a)(b)	631	12,374
		468,302

Health Care Providers & Services – 0.35%
Acadia Healthcare Company, Inc. (a)	155	5,515
Centene Corporation (a)	310	33,660
Cigna Corporation	326	56,013
Diplomat Pharmacy, Inc. (a)	349	7,605
Envision Healthcare Corporation (a)	310	11,522
Humana, Inc.	356	104,728
Owens & Minor, Inc.	155	2,519
Patterson Companies, Inc.	279	6,495
		228,057

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Hotels, Restaurants & Leisure – 3.07%
Belmond Ltd., Class A (a)(b)	465	$4,975
BJ’s Restaurants, Inc.	2,187	122,144
Bloomin’ Brands, Inc.	3,223	76,256
Boyd Gaming Corporation	2,651	88,040
Caesars Entertainment Corporation (a)	13,206	149,888
Carrols Restaurant Group, Inc. (a)	6,356	65,467
The Cheesecake Factory, Inc.	487	25,300
Darden Restaurants, Inc.	3,895	361,690
Dave & Buster’s Entertainment, Inc. (a)	2,148	91,269
Domino’s Pizza, Inc.	292	70,585
Eldorado Resorts, Inc. (a)	891	36,085
Extended Stay America, Inc.	6,172	120,848
Hyatt Hotels Corporation, Class A	1,115	85,710
International Game Technology plc	4,577	129,392
Marriott International, Inc., Class A	332	45,378
Norwegian Cruise Line Holdings Ltd. (a)	228	12,191
Penn National Gaming, Inc. (a)	5,353	162,249
Red Robin Gourmet Burgers, Inc. (a)	2,244	139,913
Scientific Games Corporation (a)	969	51,648
Wingstop, Inc.	1,830	89,414
Wynn Resorts Ltd.	465	86,578
Yum! Brands, Inc.	77	6,707
		2,021,727

Household Durables – 0.23%
D.R. Horton, Inc.	250	11,035
KB Home	789	20,948
Lennar Corporation, Class A	804	42,523
Newell Brands, Inc.	1,911	52,801
NVR, Inc. (a)	7	21,700
		149,007

Household Products – 0.25%
Church & Dwight Company, Inc.	517	23,885
Energizer Holdings, Inc.	2,505	143,687
		167,572

Independent Power and Renewable Electricity Producers – 0.43%
NextEra Energy Partners LP	775	32,294
NRG Energy, Inc.	5,348	165,788
Vistra Energy Corporation (a)	3,642	83,220
		281,302

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Industrial Conglomerates – 0.08%
General Electric Company	246	$3,461
Honeywell International, Inc.	364	52,664
		56,125

Insurance – 0.94%
Arch Capital Group Ltd. (a)(b)	1,550	124,202
Aspen Insurance Holdings Ltd. (b)	6,975	296,089
The Hartford Financial Services Group, Inc.	1,560	83,990
RenaissanceRe Holdings Ltd. (b)	831	113,049
		617,330

Internet & Direct Marketing Retail – 0.37%
Amazon.com, Inc. (a)	67	104,931
Duluth Holdings, Inc., Class B (a)	2,679	46,480
Groupon, Inc. (a)	7,750	35,960
Netflix, Inc. (a)	182	56,868
		244,239

Internet Software & Services – 0.92%
Akamai Technologies, Inc. (a)	624	44,710
comScore, Inc. (a)	14,456	306,467
Cornerstone OnDemand, Inc. (a)	1,170	51,632
DocuSign, Inc. (a)	293	11,319
Mimecast Ltd. (a)	310	11,795
Okta, Inc. (a)	465	19,907
Pandora Media, Inc. (a)	5,425	30,434
Spotify Technology SA (a)(b)	156	25,220
Twitter, Inc. (a)	3,526	106,873
		608,357

IT Services – 1.30%
Accenture plc, Class A (b)	814	123,077
Acxiom Corporation (a)	3,100	80,538
Black Knight, Inc. (a)	388	18,876
Conduent, Inc. (a)	1,550	30,163
DXC Technology Company	775	79,871
Everi Holdings, Inc. (a)	11,227	71,965
Global Payments, Inc.	465	52,568
International Business Machines Corporation	178	25,803
Leidos Holdings, Inc.	1,312	84,270
Teradata Corporation (a)	780	31,918
Total System Services, Inc.	3,100	260,586
		859,635

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Leisure Products – 0.37%
American Outdoor Brands Corporation (a)	4,497	$49,467
Brunswick Corporation	831	49,760
Callaway Golf Company	8,390	144,812
Old PSG Wind-Down Ltd. (a)	2,127	865
		244,904

Life Sciences Tools & Services – 0.09%
Accelerate Diagnostics, Inc. (a)	78	1,732
Agilent Technologies, Inc.	465	30,569
Fluidigm Corporation (a)	2,557	15,086
NanoString Technologies, Inc. (a)	582	5,529
Pacific Biosciences of California, Inc. (a)	698	1,801
QIAGEN NV (a)(b)	78	2,551
		57,268

Machinery – 0.39%
Caterpillar, Inc.	421	60,776
Deere & Company	131	17,728
Energy Recovery, Inc. (a)	5,304	45,031
Illinois Tool Works, Inc.	108	15,338
The Middleby Corporation (a)	339	42,660
The Timken Company	795	33,986
Trinity Industries, Inc.	899	28,651
Wabtec Corporation	186	16,519
		260,689

Marine – 0.20%
AP Moller – Maersk A/S, Class B (b)	81	129,762

Media – 0.44%
Altice USA, Inc., Class A (a)	4,984	89,214
Charter Communications, Inc., Class A (a)	187	50,731
Nexstar Media Group, Inc., Class A	697	43,388
Sinclair Broadcast Group, Inc., Class A	1,705	48,337
Twenty-First Century Fox, Inc., Class A	775	28,334
The Walt Disney Company	310	31,102
		291,106

Metals & Mining – 0.07%
Ramaco Resources, Inc. (a)	1,900	12,977
Stelco Holdings, Inc. (b)	543	9,968
Treck Resources Ltd., Class B (b)	884	22,215
		45,160

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Multiline Retail – 0.50%
Big Lots, Inc.	1,085	$46,058
Dollar General Corporation	2,919	281,771
		327,829

Multi-Utilities – 1.50%
Avista Corporation	1,550	80,383
CMS Energy Corporation	6,035	284,792
Consolidated Edison, Inc.	620	49,680
Dominion Energy, Inc.	3,794	252,529
E.ON SE (b)	1,240	13,578
NiSource, Inc.	1,275	31,097
Public Service Enterprise Group, Inc.	4,655	242,758
SCANA Corporation	468	17,208
WEC Energy Group, Inc.	310	19,927
		991,952

Oil, Gas & Consumable Fuels – 2.86%
Aegean Marine Petroleum Network, Inc. (b)	4,425	12,390
Anadarko Petroleum Corporation	1,162	78,226
Andeavor Logistics LP	253	34,995
Arch Coal, Inc., Class A	155	12,529
Ardmore Shipping Corporation (a)(b)	3,198	25,584
Callon Petroleum Company (a)	6,487	90,234
Chevron Corporation	568	71,063
CONSOL Energy, Inc. (a)	577	18,147
Continental Resources, Inc. (a)	1,180	77,951
Energy Transfer Equity LP	1,676	26,481
Energy Transfer Partners LP	2,250	40,545
EOG Resources, Inc.	1,878	221,923
Golar LNG Ltd. (b)	5,529	177,757
Hess Corporation	5	285
Lilis Energy, Inc. (a)	6,334	26,159
Marathon Oil Corporation	8,494	155,016
Matador Resources Company (a)	1,992	65,218
Newfield Exploration Company (a)	2,976	88,685
NGL Energy Partners LP	82	1,037
Noble Energy, Inc.	3,276	110,827
Occidental Petroleum Corporation	698	53,927
Parsley Energy, Inc., Class A (a)	1,344	40,360
Plains All American Pipeline LP	644	15,140
Scorpio Tankers, Inc. (b)	30,873	82,122
Valero Energy Partners LP	2,491	98,220

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Oil, Gas & Consumable Fuels – 2.86% (Continued)
The Williams Companies. Inc.	4,027	$103,615
WPX Energy, Inc. (a)	9,300	158,937
		1,887,373

Paper & Forest Products – 0.04%
Louisiana-Pacific Corporation	955	27,055

Personal Products – 0.28%
Beiersdorf AG (b)	232	26,248
Coty, Inc., Class A (a)	1,560	27,066
e.l.f. Beauty, Inc. (a)	296	5,378
Unilever NV (b)	2,219	127,212
		185,904

Pharmaceuticals – 0.53%
Achaogen, Inc. (a)	195	2,790
Aerie Pharmaceuticals, Inc. (a)	698	35,738
Alimera Sciences, Inc. (a)	1,194	1,337
Allergan plc (b)	233	35,800
Aratana Therapeutics, Inc. (a)	1,938	9,981
AstraZeneca plc – ADR	2,325	82,607
Bristol Myers-Squibb Company	620	32,321
Cymabay Therapeutics, Inc. (a)	775	9,013
GW Pharmaceuticals plc – ADR (a)	271	36,019
Intersect ENT, Inc. (a)	155	6,192
Intra-Cellular Therapies, Inc. (a)	1,395	24,301
Merck & Company, Inc.	310	18,250
MyoKardia, Inc. (a)	248	12,251
Nektar Therapeutics (a)	93	7,780
Newron Pharmaceuticals SpA (a)(b)	1,162	13,004
Novartis AG – ADR	124	9,510
ObsEva SA (a)(b)	310	3,798
Paratek Pharmaceuticals, Inc. (a)	620	6,634
		347,326

Real Estate Investment Trusts (REITs) – 14.07%
Acadia Realty Trust	7,408	174,829
Agree Realty Corporation	6,317	308,775
American Campus Communities, Inc.	13,950	545,584
American Homes 4 Rent, Class A	17,559	354,692
Apartment Investment & Management Company	11,053	448,752
AvalonBay Communities, Inc. (c)	4,904	799,352

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Real Estate Investment Trusts (REITs) – 14.07% (Continued)
Boston Properties, Inc.	4,831	$586,532
Camden Property Trust	1,860	158,844
Corporate Office Properties Trust	17,679	486,349
CubeSmart	7,841	230,839
EastGroup Properties, Inc.	4,867	436,959
Equity LifeStyle Properties, Inc.	4,927	439,291
HCP, Inc.	468	10,932
Healthcare Realty Trust, Inc.	10,920	303,904
Hudson Pacific Properties, Inc.	14,725	484,011
Kilroy Realty Corporation	5,694	408,089
Kimco Realty Corporation	10,140	147,131
Liberty Property Trust (c)	14,395	601,999
Outfront Media, Inc.	1,938	36,337
Paramount Group, Inc.	34,105	489,407
Regency Centers Corporation	1,550	91,218
Rexford Industrial Realty, Inc.	2,912	88,962
Sabra Health Care REIT, Inc.	9,300	170,283
Ventas, Inc.	3,431	176,422
VEREIT, Inc.	43,680	297,024
VICI Properties, Inc. (c)	46,800	850,824
Washington Real Estate Investment Trust	3,450	99,084
Weingarten Realty Investors	1,747	47,990
		9,274,415

Road & Rail – 0.77%
Canadian National Railway Company (b)	905	69,938
Celadon Group, Inc. (a)	18,993	53,370
Genesee & Wyoming, Inc., Class A (a)	718	51,122
J.B. Hunt Transport Services, Inc.	593	69,636
Kansas City Southern	33	3,519
Knight-Swift Transportation Holdings, Inc.	4,321	168,562
Ryder System, Inc.	885	59,675
Saia, Inc. (a)	234	15,456
TFI International, Inc. (b)	465	13,462
		504,740

Semiconductors & Semiconductor Equipment – 0.87%
Analog Devices, Inc.	546	47,693
Applied Materials, Inc.	72	3,576
Intel Corporation	624	32,211
MACOM Technology Solutions Holdings, Inc. (a)	1,560	25,927
Marvell Technology Group Ltd. (b)	4,412	88,505

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Semiconductors & Semiconductor Equipment – 0.87% (Continued)
Maxim Integrated Products, Inc.	620	$33,790
Microchip Technology, Inc.	465	38,902
Micron Technology, Inc. (a)	3,032	139,411
NXP Semiconductors NV (a)(b)	725	76,052
Silicon Motion Technology Corporation – ADR	780	35,264
Texas Instruments, Inc.	546	55,381
		576,712

Software – 1.09%
Adobe Systems, Inc. (a)	233	51,633
Citrix Systems, Inc. (a)	203	20,891
CommVault Systems, Inc. (a)	1,201	84,010
CyberArk Software Ltd. (a)(b)	465	25,556
Electronic Arts, Inc. (a)	156	18,405
FireEye, Inc. (a)	867	15,649
Microsoft Corporation	2,824	264,100
Oracle Corporation	1,239	56,585
RingCentral, Inc., Class A (a)	310	20,786
SailPoint Technologies Holding, Inc. (a)	1,019	24,548
salesforce.com, Inc. (a)	468	56,623
SS&C Technologies Holdings, Inc.	388	19,264
Symantec Corporation	2,325	64,612
		722,662

Special Purpose Acquisition Corporation – 0.45%
Tiberius Acquisition Corporation (a)	29,550	297,864

Specialty Retail – 0.86%
Burlington Stores, Inc. (a)	900	122,265
Conn’s, Inc. (a)	2,831	72,191
Dick’s Sporting Goods, Inc.	1,326	43,877
The Home Depot, Inc.	147	27,166
Hudson Ltd., Class A (a)(b)	216	3,203
The TJX Companies, Inc.	3,560	302,066
		570,768

Technology Hardware, Storage & Peripherals – 0.49%
Electronics For Imaging, Inc. (a)	3,746	103,764
Hewlett Packard Enterprise Company	1,550	26,428
Pure Storage, Inc., Class A (a)	1,550	31,357
Seagate Technology plc (b)	1,170	67,731
Western Digital Corporation	1,170	92,184
		321,464

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Textiles, Apparel & Luxury Goods – 0.76%
Michael Kors Holdings Ltd. (a)(b)	1,871	$128,014
PVH Corporation	1,292	206,294
Skechers U.S.A., Inc., Class A (a)	1,496	42,636
Tapestry, Inc.	2,276	122,380
		499,324

Thrifts & Mortgage Finance – 0.08%
Essent Group Ltd. (a)	1,550	51,088

Trading Companies & Distributors – 0.22%
Air Lease Corporation	1,950	81,296
Beacon Roofing Supply, Inc. (a)	112	5,482
BMC Stock Holdings, Inc. (a)	382	6,590
United Rentals, Inc. (a)	302	45,300
WESCO International, Inc. (a)	155	9,230
		147,898

Total Long Common Stocks
(Cost $32,398,207)		32,722,937

LONG EXCHANGE TRADED FUNDS – 41.53%
Energy Select Sector SPDR Fund	216	15,943
Health Care Select Sector SPDR Fund	402	33,069
Industrial Select Sector SPDR Fund	2,839	205,033
iPATH S&P 500 VIX Short-Term Futures ETN (a)	144	5,986
iShares 20+ Year Treasury Bond ETF	2	238
iShares 7-10 Year Treasury Bond ETF (c)	40,804	4,149,767
iShares iBoxx $ High Yield Corporate Bond ETF (c)	104,904	8,990,273
iShares iBoxx $ Investment Grade Corporate Bond ETF	76,833	8,852,698
iShares MSCI Emerging Markets ETF	897	42,087
iShares U.S. Home Construction ETF	1,031	39,621
PowerShares DB US Dollar Index Bullish Fund (a)	6,026	145,407
PowerShares QQQ Trust Series 1	1,224	196,991
PowerShares S&P 500 Equal Weight Portfolio (c)	42,685	4,262,097
SPDR S&P 500 ETF Trust	1,318	348,624
United States Natural Gas Fund LP (a)	888	20,033
Utilities Select Sector SPDR Fund	910	46,920
WisdomTree Japan Hedged Equity Fund	261	14,953
Total Long Exchange Traded Funds
(Cost $27,882,989)		27,369,740

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Principal Amount	Value
LONG CORPORATE BONDS – 5.84%
AT&T, Inc.
4.800%, 6/15/2044	$170,000	$160,978
5.150%, 2/14/2050	330,000	333,840
5.300%, 8/14/2058	135,000	136,549
Australia & New Zealand Banking Group Ltd./New York NY
2.550%, 11/23/2021	260,000	252,957
Canadian Natural Resources Ltd.
3.850%, 6/1/2027	180,000	174,264
Citigroup, Inc.
4.075%, 4/23/2029	330,000	323,317
CVS Health Corporation
5.300%, 12/5/2043	340,000	360,089
5.050%, 3/25/2048	175,000	179,063
General Mills, Inc.
4.200%, 4/17/2028	400,000	394,570
The Goldman Sachs Group, Inc.
4.233%, 5/1/2029	85,000	84,178
4.411%, 4/23/2039	255,000	248,745
JPMorgan Chase & Company
4.032%, 7/24/2048	270,000	251,019
Marathon Oil Corporation
4.400%, 7/15/2027	80,000	80,695
McCormick & Company, Inc.
3.400%, 8/15/2027	122,000	115,522
Morgan Stanley
3.772%, 1/24/2029	175,000	168,207
4.457%, 4/22/2039	240,000	236,158
Verizon Communications, Inc.
5.150%, 9/15/2023	175,000	188,340
2.625%, 8/15/2026	170,000	152,779
Viacom, Inc.
5.850%, 9/1/2043	10,000	10,723
Total Long Corporate Bonds
(Cost $3,902,310)		3,851,993

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Contracts (d)	Notional Cost	Value

PURCHASED OPTIONS – 0.34%
Purchased Call Options (a) – 0.21%
AbbVie, Inc.
Expiration: May 2018, Exercise Price: $110.00	1	$9,655	$8
ACADIA Pharmaceuticals, Inc.
Expiration: June 2018, Exercise Price: $17.00	1	1,581	135
Expiration: June 2018, Exercise Price: $18.00	1	1,581	92
Acxiom Corporation
Expiration: August 2018, Exercise Price: $25.00	17	44,166	5,015
Expiration: August 2018, Exercise Price: $30.00	9	23,382	765
American Airlines Group, Inc.
Expiration: May 2018, Exercise Price: $46.00	3	12,879	75
Arch Capital Group Ltd.
Expiration: June 2018, Exercise Price: $95.00	22	176,286	275
Expiration: June 2018, Exercise Price: $100.00	32	256,416	400
Expiration: September 2018, Exercise Price: $90.00	21	168,273	2,887
Assurant, Inc.
Expiration: June 2018, Exercise Price: $100.00	10	92,820	475
Axis Capital Holdings Ltd.
Expiration: June 2018, Exercise Price: $60.00	65	381,550	8,775
B&G Foods, Inc.
Expiration: May 2018, Exercise Price: $25.00	8	18,200	260
Expiration: May 2018, Exercise Price: $30.00	12	27,300	60
BankUnited, Inc.
Expiration: August 2018, Exercise Price: $45.00	7	27,727	315
Belmond Ltd., Class A
Expiration: June 2018, Exercise Price: $12.50	20	21,400	100
Boyd Gaming Corporation
Expiration: June 2018, Exercise Price: $34.00	14	46,494	1,645
BRF SA
Expiration: June 2018, Exercise Price: $7.50	15	10,695	525
Expiration: September 2018, Exercise Price: $7.50	66	47,058	4,950
Bunge Ltd.
Expiration: July 2018, Exercise Price: $77.50	21	151,683	3,517
Celadon Group, Inc.
Expiration: June 2018, Exercise Price: $5.00	38	10,678	665
Cheniere Energy, Inc.
Expiration: May 2018, Exercise Price: $60.00	11	63,976	979
Chicago Bridge & Iron Company
Expiration: May 2018, Exercise Price: $15.00	30	45,300	2,775
Chubb Ltd.
Expiration: May 2018, Exercise Price: $145.00	42	569,814	945

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Contracts (d)	Notional Cost	Value

Purchased Call Options (a) – 0.21% (Continued)
Ciena Corporation
Expiration: June 2018, Exercise Price: $26.00	31	$79,825	$4,123
Colgate-Palmolive Company
Expiration: May 2018, Exercise Price: $71.00	6	39,138	27
Expiration: May 2018, Exercise Price: $75.00	16	104,368	56
Expiration: May 2018, Exercise Price: $80.00	9	58,707	4
Conduent, Inc.
Expiration: June 2018, Exercise Price: $20.00	16	31,136	1,040
Coty, Inc., Class A
Expiration: May 2018, Exercise Price: $17.50	7	12,145	98
Coupa Software, Inc.
Expiration: May 2018, Exercise Price: $50.00	7	32,459	385
Expiration: June 2018, Exercise Price: $50.00	1	4,637	177
Denny’s Corporation
Expiration: May 2018, Exercise Price: $17.50	2	3,502	142
Deutsche Bank AG
Expiration: June 2018, Exercise Price: $16.00	125	170,750	750
Devon Energy Corporation
Expiration: May 2018, Exercise Price: $35.00	6	21,798	1,176
Expiration: May 2018, Exercise Price: $35.50	4	14,532	664
Dycom Industries, Inc.
Expiration: May 2018, Exercise Price: $110.00	4	41,544	320
Expiration: June 2018, Exercise Price: $110.00	4	41,544	1,520
Dynavax Technologies Corporation
Expiration: May 2018, Exercise Price: $22.00	1	1,695	17
Eldorado Resorts, Inc.
Expiration: May 2018, Exercise Price: $33.50	6	24,300	4,452
Energy Select Sector SPDR Fund
Expiration: May 2018, Exercise Price: $74.50	16	118,096	656
Energy Transfer Equity LP
Expiration: May 2018, Exercise Price: $15.50	48	75,840	1,656
Enterprise Products Partners LP
Expiration: May 2018, Exercise Price: $27.00	74	198,616	1,665
Express Scripts Holding Company
Expiration: May 2018, Exercise Price: $72.50	4	32,280	1,760
Financial Select Sector SPDR Fund
Expiration: May 2018, Exercise Price: $28.00	31	85,095	140
First Horizon National Corporation
Expiration: August 2018, Exercise Price: $22.00	202	369,660	2,020
First Republic Bank/CA
Expiration: May 2018, Exercise Price: $100.00	47	436,489	470

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Contracts (d)	Notional Cost	Value

Purchased Call Options (a) – 0.21% (Continued)
FirstEnergy Corporation
Expiration: July 2018, Exercise Price: $34.00	33	$113,520	$3,960
Golar LNG Ltd.
Expiration: June 2018, Exercise Price: $30.00	8	25,720	2,560
The Hartford Financial Services Group, Inc.
Expiration: May 2018, Exercise Price: $55.00	100	538,400	5,650
Expiration: June 2018, Exercise Price: $60.00	95	511,480	1,330
II-VI, Inc.
Expiration: May 2018, Exercise Price: $40.00	8	30,480	920
International Game Technology plc
Expiration: May 2018, Exercise Price: $32.00	27	76,329	338
iShares 20+ Year Treasury Bond ETF
Expiration: May 2018, Exercise Price: $120.00	70	833,700	3,745
Juniper Networks, Inc.
Expiration: May 2018, Exercise Price: $25.00	8	19,672	496
KB Home
Expiration: May 2018, Exercise Price: $28.00	9	23,895	248
The Kraft Heinz Company
Expiration: May 2018, Exercise Price: $65.00	33	186,054	330
Expiration: May 2018, Exercise Price: $70.00	30	169,140	75
Lumber Liquidators Holdings, Inc.
Expiration: May 2018, Exercise Price: $25.00	11	26,477	1,595
Lumentum Holdings, Inc.
Expiration: May 2018, Exercise Price: $53.00	5	25,225	675
MACOM Technology Solutions Holdings, Inc.
Expiration: May 2018, Exercise Price: $17.50	16	26,592	1,560
Matador Resources Company
Expiration: June 2018, Exercise Price: $35.00	37	121,138	3,608
Mattel, Inc.
Expiration: July 2018, Exercise Price: $15.00	27	39,960	3,038
Mondelez International, Inc., Class A
Expiration: May 2018, Exercise Price: $42.50	19	75,050	304
Expiration: May 2018, Exercise Price: $44.00	23	90,850	161
Nokia OYJ
Expiration: May 2018, Exercise Price: $6.00	16	9,616	232
Northern Trust Corporation
Expiration: May 2018, Exercise Price: $110.00	71	757,925	5,503
Occidental Petroleum Corporation
Expiration: May 2018, Exercise Price: $77.00	2	15,452	178
Parsley Energy, Inc., Class A
Expiration: June 2018, Exercise Price: $32.50	29	87,087	2,755

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Contracts (d)	Notional Cost	Value

Purchased Call Options (a) – 0.21% (Continued)
PayPal Holdings, Inc.
Expiration: May 2018, Exercise Price: $80.00	39	$290,979	$917
PepsiCo, Inc.
Expiration: May 2018, Exercise Price: $110.00	22	222,068	66
Pinnacle Foods, Inc.
Expiration: June 2018, Exercise Price: $60.00	25	151,000	6,500
Principal Financial Group, Inc.
Expiration: July 2018, Exercise Price: $70.00	142	840,924	1,420
Prudential Financial, Inc.
Expiration: June 2018, Exercise Price: $115.00	46	489,072	3,059
RenaissanceRe Holdings Ltd.
Expiration: July 2018, Exercise Price: $150.00	10	136,040	1,425
SCANA Corporation
Expiration: August 2018, Exercise Price: $45.00	28	102,956	1,260
Scientific Games Corporation
Expiration: May 2018, Exercise Price: $50.00	9	47,970	4,950
SPDR Gold Shares
Expiration: May 2018, Exercise Price: $127.00	23	118,096	920
SPDR S&P 500 ETF Trust
Expiration: May 2018, Exercise Price: $267.00	16	423,216	2,320
Targa Resources Corporation
Expiration: May 2018, Exercise Price: $48.00	16	75,152	1,640
Utilities Select Sector SPDR Fund
Expiration: May 2018, Exercise Price: $52.00	32	164,992	528
Unilever NV
Expiration: May 2018, Exercise Price: $57.50	12	68,544	570
Wells Fargo & Company
Expiration: May 2018, Exercise Price: $55.00	232	1,205,472	2,668
Whiting Petroleum Corporation
Expiration: May 2018, Exercise Price: $42.50	16	65,312	2,400
WisdomTree Investments, Inc.
Expiration: June 2018, Exercise Price: $11.00	42	44,394	1,470
Expiration: June 2018, Exercise Price: $13.00	346	365,722	3,460
Expiration: September 2018, Exercise Price: $13.00	150	158,550	5,250
Xerox Corporation
Expiration: June 2018, Exercise Price: $32.00	8	25,160	972
Total Purchased Call Options
(Cost $229,462)			140,012

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Contracts (d)	Notional Cost	Value

Purchased Put Options (b) – 0.13%
Armstrong World Industries, Inc.
Expiration: May 2018, Exercise Price: $55.00	3	$16,800	$187
BWX Technologies, Inc.
Expiration: May 2018, Exercise Price: $65.00	1	6,780	85
Carrizo Oil & Gas, Inc.
Expiration: May 2018, Exercise Price: $19.00	37	74,259	2,405
CBOE Global Markets, Inc.
Expiration: May 2018, Exercise Price: $105.00	31	331,018	6,122
Chico’s FAS, Inc.
Expiration: May 2018, Exercise Price: $10.00	24	23,832	1,080
The Clorox Company
Expiration: May 2018, Exercise Price: $113.00	10	117,200	875
Delta Air Lines, Inc.
Expiration: May 2018, Exercise Price: $51.50	8	41,776	792
Dunkin’ Brands Group, Inc.
Expiration: May 2018, Exercise Price: $60.00	3	18,288	195
Ecolab, Inc.
Expiration: May 2018, Exercise Price: $140.00	8	115,816	520
Edwards Lifesciences Corporation
Expiration: May 2018, Exercise Price: $130.00	1	12,736	385
Electronic Arts, Inc.
Expiration: May 2018, Exercise Price: $120.00	8	94,384	4,200
Emerson Electric Company
Expiration: May 2018, Exercise Price: $65.00	8	53,128	640
The Estee Lauder Companies, Inc., Class A
Expiration: May 2018, Exercise Price: $145.00	6	88,854	1,530
Hess Corporation
Expiration: May 2018, Exercise Price: $57.00	14	79,786	2,359
HubSpot, Inc.
Expiration: May 2018, Exercise Price: $110.00	2	21,180	1,420
Imperva, Inc.
Expiration: May 2018, Exercise Price: $47.50	5	22,375	1,512
Ingredion, Inc.
Expiration: May 2018, Exercise Price: $120.00	3	36,327	832
iShares Russell 2000 ETF
Expiration: May 2018, Exercise Price: $152.00	3	45,996	164
Expiration: May 2018, Exercise Price: $153.50	13	199,316	1,404
JPMorgan Alerian MLP Index ETN
Expiration: May 2018, Exercise Price: $25.50	31	80,476	387
Karyopharm Therapeutics, Inc.
Expiration: May 2018, Exercise Price: $10.00	2	2,616	195

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Contracts (d)	Notional Cost	Value

Purchased Put Options (b) – 0.13% (Continued)
The Kroger Company
Expiration: May 2018, Exercise Price: $25.00	23	$57,937	$667
McCormick & Company, Inc.
Expiration: May 2018, Exercise Price: $100.00	3	31,623	90
McDonald’s Corporation
Expiration: May 2018, Exercise Price: $155.00	5	83,720	25
Netflix, Inc.
Expiration: May 2018, Exercise Price: $290.00	3	93,738	150
Nike, Inc., Class B
Expiration: May 2018, Exercise Price: $64.50	25	170,975	150
Expiration: May 2018, Exercise Price: $69.00	5	34,195	720
Nokia OYJ
Expiration: May 2018, Exercise Price: $6.00	46	27,646	598
Paycom Software, Inc.
Expiration: May 2018, Exercise Price: $110.00	4	45,684	1,060
Penn National Gaming, Inc.
Expiration: May 2018, Exercise Price: $26.00	8	24,248	40
PowerShares QQQ Trust Series 1
Expiration: May 2018, Exercise Price: $158.50	7	112,658	1,348
Expiration: May 2018, Exercise Price: $160.00	6	96,564	702
Expiration: May 2018, Exercise Price: $161.00	8	128,752	1,252
Expiration: June 2018, Exercise Price: $150.00	78	1,255,332	11,544
QEP Resources, Inc.
Expiration: May 2018, Exercise Price: $12.00	16	19,488	600
Range Resources Corporation
Expiration: May 2018, Exercise Price: $13.50	40	55,400	1,500
Robert Half International, Inc.
Expiration: June 2018, Exercise Price: $55.00	5	30,375	213
salesforce.com, Inc.
Expiration: May 2018, Exercise Price: $120.00	6	72,594	1,206
SAP SE
Expiration: May 2018, Exercise Price: $105.00	17	188,411	723
Service Corporation International
Expiration: May 2018, Exercise Price: $36.00	12	43,812	591
SPDR S&P 500 ETF Trust
Expiration: May 2018, Exercise Price: $257.00	54	1,428,354	6,210
Expiration: May 2018, Exercise Price: $263.00	26	687,726	5,200
Expiration: May 2018, Exercise Price: $264.00	5	132,255	740
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: May 2018, Exercise Price: $38.00	12	47,256	588
The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Contracts (d)	Notional Cost	Value

Purchased Put Options (b) – 0.13% (Continued)
T. Rowe Price Group, Inc.
Expiration: May 2018, Exercise Price: $100.00	14	$159,348	$175
Tableau Software, Inc.
Expiration: May 2018, Exercise Price: $80.00	4	34,020	870
Take-Two Interactive Software, Inc.
Expiration: May 2018, Exercise Price: $100.00	4	39,884	1,820
Tapestry, Inc.
Expiration: May 2018, Exercise Price: $53.00	15	80,655	2,400
Texas Roadhouse, Inc.
Expiration: May 2018, Exercise Price: $60.00	3	19,224	315
Tile Shop Holdings, Inc.
Expiration: May 2018, Exercise Price: $5.00	30	20,550	75
United States Oil Fund LP
Expiration: May 2018, Exercise Price: $13.50	65	89,700	423
VanEck Vectors Semiconductor ETF
Expiration: May 2018, Exercise Price: $99.00	8	77,728	2,640
Visa, Inc., Class A
Expiration: May 2018, Exercise Price: $120.00	54	685,152	2,322
Expiration: May 2018, Exercise Price: $125.00	39	494,832	5,070
Expiration: June 2018, Exercise Price: $110.00	116	1,471,808	3,770
Whiting Petroleum Corporation
Expiration: May 2018, Exercise Price: $39.50	8	32,656	664
Total Purchased Put Options
(Cost $113,576)			83,750
Total Purchased Options
(Cost $343,038)			223,762
Total Long Investments
(Cost $64,526,544) – 97.33%			64,168,432

SECURITIES SOLD SHORT (e) – (51.78)%	Shares

SHORT COMMON STOCKS – (35.92)%

Aerospace & Defense – (0.27)%
The Boeing Company	(243)	(81,055)
BWX Technologies, Inc.	(156)	(10,577)
Harris Corporation	(226)	(35,351)
Kratos Defense & Security Solutions, Inc.	(698)	(6,987)
Mercury Systems, Inc.	(255)	(8,180)
TransDigm Group, Inc.	(109)	(34,942)
		(177,092)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Air Freight & Logistics – (0.43)%
C.H. Robinson Worldwide, Inc.	(1,407)	$(129,486)
Echo Global Logistics, Inc.	(349)	(9,528)
Expeditors International of Washington, Inc.	(780)	(49,811)
FedEx Corporation	(139)	(34,361)
Hub Group, Inc., Class A	(596)	(26,194)
XPO Logistics, Inc.	(364)	(35,366)
		(284,746)

Airlines – (0.23)%
Delta Air Lines, Inc.	(1,783)	(93,108)
Hawaiian Holdings, Inc.	(195)	(8,034)
United Continental Holdings, Inc.	(728)	(49,169)
		(150,311)

Auto Components – (0.11)%
Aptiv plc (b)	(98)	(8,289)
Autoliv, Inc. (b)	(78)	(10,456)
Gentex Corporation	(1,029)	(23,400)
Magna International, Inc. (b)	(498)	(29,382)
Tenneco, Inc.	(47)	(2,100)
		(73,627)

Automobiles – (0.33)%
General Motors Company	(1,774)	(65,177)
Harley-Davidson, Inc.	(2,902)	(119,359)
Tesla Motors, Inc.	(121)	(35,562)
		(220,098)

Banks – (1.37)%
Australia & New Zealand Banking Group Ltd. (b)	(2,637)	(53,009)
Citigroup, Inc.	(3,120)	(213,003)
Fifth Third Bancorp	(10,140)	(336,344)
ICICI Bank Ltd. – ADR	(2,516)	(21,411)
The PNC Financial Services Group, Inc.	(1,938)	(282,192)
		(905,959)

Beverages – (0.73)%
Anheuser-Busch InBev SA/NV – ADR	(316)	(31,625)
Brown-Forman Corporation, Class B	(2,115)	(118,525)
Carlsberg A/S, Class B (b)	(662)	(74,033)
Constellation Brands, Inc., Class A	(326)	(76,000)
PepsiCo, Inc.	(1,813)	(183,004)
		(483,187)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Biotechnology – (0.33)%
AbbVie, Inc.	(407)	$(39,296)
Amgen, Inc.	(543)	(94,743)
Denali Therapeutics, Inc.	(697)	(12,880)
Esperion Therapeutics, Inc.	(77)	(5,391)
Intrexon Corporation	(291)	(5,290)
Regeneron Pharmaceuticals, Inc.	(195)	(59,218)
		(216,818)

Building Products – (0.20)%
Armstrong World Industries, Inc.	(312)	(17,472)
Fortune Brands Home & Security, Inc.	(781)	(42,713)
Johnson Controls International plc	(1,473)	(49,891)
Owens Corning	(356)	(23,314)
		(133,390)

Capital Markets – (0.84)%
The Bank New York Mellon Corporation	(1,550)	(84,490)
BlackRock, Inc.	(155)	(80,833)
CBOE Global Markets, Inc.	(22)	(2,349)
The Charles Schwab Corporation	(3,253)	(181,127)
Nasdaq, Inc.	(2,340)	(206,669)
		(555,468)

Chemicals – (0.34)%
CF Industries Holdings, Inc.	(697)	(27,043)
Eastman Chemical Company	(423)	(43,180)
Methanex Corporation (b)	(449)	(27,120)
PPG Industries, Inc.	(527)	(55,799)
RPM International, Inc.	(767)	(37,046)
The Sherwin-Williams Company	(48)	(17,648)
Westlake Chemical Corporation	(164)	(17,543)
		(225,379)

Commercial Services & Supplies – (0.10)%
Republic Services, Inc.	(1,008)	(65,197)

Communications Equipment – (0.53)%
Arista Networks, Inc.	(156)	(41,270)
F5 Networks, Inc.	(233)	(38,000)
Juniper Networks, Inc.	(775)	(19,057)
Motorola Solutions, Inc.	(620)	(68,095)
Nokia OYJ – ADR	(21,700)	(130,417)
Telefonaktiebolaget LM Ericsson – ADR	(6,975)	(52,661)
		(349,500)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Construction & Engineering – (0.09)%
Fluor Corporation	(969)	$(57,123)

Construction Materials – (0.06)%
Martin Marietta Materials, Inc.	(146)	(28,436)
Summit Materials, Inc., Class A	(511)	(14,380)
		(42,816)

Consumer Finance – (0.05)%
American Express Company	(26)	(2,568)
Credit Acceptance Corporation	(93)	(30,768)
		(33,336)

Containers & Packaging – (0.07)%
Silgan Holdings, Inc.	(697)	(19,565)
Winpak Ltd. (b)	(665)	(24,684)
		(44,249)

Distributors – (0.07)%
Genuine Parts Company	(498)	(43,983)

Diversified Consumer Services – (0.07)%
H&R Block, Inc.	(1,638)	(45,291)

Diversified Telecommunication Services – (0.15)%
CenturyLink, Inc.	(5,460)	(101,447)

Electric Utilities – (1.48)%
Alliant Energy Corporation	(1,779)	(76,408)
Entergy Corporation	(184)	(15,013)
Eversource Energy	(1,318)	(79,409)
IDACORP, Inc.	(325)	(30,225)
PG&E Corporation	(3,565)	(164,346)
Pinnacle West Capital Corporation	(1,783)	(143,532)
Portland General Electric Company	(598)	(25,403)
The Southern Company	(6,200)	(285,944)
Xcel Energy, Inc.	(3,350)	(156,914)
		(977,194)

Electrical Equipment – (0.14)%
Generac Holdings, Inc.	(396)	(17,824)
Rockwell Automation, Inc.	(62)	(10,201)
Sensata Technologies Holding plc	(1,256)	(63,704)
		(91,729)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Energy Equipment & Services – (0.06)%
Baker Hughes, a GE Company, Inc.	(1,120)	$(40,443)

Food & Staples Retailing – (0.21)%
Costco Wholesale Corporation	(541)	(106,664)
Sysco Corporation	(491)	(30,707)
		(137,371)

Food Products – (1.77)%
Archer-Daniels-Midland Company	(620)	(28,136)
Campbell Soup Company	(1,008)	(41,106)
Flowers Foods, Inc.	(4,723)	(106,787)
The Hershey Company	(2,463)	(226,448)
Hormel Foods Corporation	(775)	(28,094)
Ingredion, Inc.	(1,258)	(152,331)
The JM Smucker Company	(1,725)	(196,788)
Kellogg Company	(310)	(18,259)
McCormick & Company, Inc.	(2,024)	(213,350)
Nestle SA (b)	(1,644)	(127,361)
Sanderson Farms, Inc.	(233)	(25,900)
		(1,164,560)

Health Care Equipment & Supplies – (0.33)%
Align Technology, Inc.	(312)	(77,953)
Baxter International, Inc.	(465)	(32,317)
Becton, Dickinson and Company	(225)	(52,171)
Medtronic plc (b)	(543)	(43,511)
STERIS plc (b)	(155)	(14,651)
		(220,603)

Health Care Providers & Services – (0.32)%
AmerisourceBergen Corporation	(272)	(24,638)
Anthem, Inc.	(155)	(36,578)
Cardinal Health, Inc.	(155)	(9,946)
Express Scripts Holding Company	(775)	(58,667)
HCA Holdings, Inc.	(155)	(14,840)
McKesson Corporation	(117)	(18,277)
Quest Diagnostics, Inc.	(465)	(47,058)
		(210,004)

Hotels, Restaurants & Leisure – (1.81)%
Carnival Corporation (b)	(1,703)	(107,391)
The Cheesecake Factory, Inc.	(1,218)	(63,275)
Chipotle Mexican Grill, Inc.	(78)	(33,020)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Hotels, Restaurants & Leisure – (1.81)% (Continued)
Choice Hotels International, Inc.	(1,395)	$(111,670)
Cracker Barrel Old Country Store, Inc.	(172)	(28,310)
Denny’s Corporation	(2,310)	(40,448)
Dunkin’ Brands Group, Inc.	(1,070)	(65,227)
Hilton Worldwide Holdings, Inc.	(376)	(29,644)
Las Vegas Sands Corporation	(978)	(71,717)
Marriott International, Inc., Class A	(197)	(26,926)
McDonald’s Corporation	(745)	(124,743)
Norwegian Cruise Line Holdings Ltd.	(744)	(39,782)
Restaurant Brands International, Inc. (b)	(840)	(45,713)
Shake Shack, Inc., Class A	(581)	(27,661)
Sonic Corporation	(3,629)	(94,027)
Starbucks Corporation	(1,092)	(62,866)
Texas Roadhouse, Inc.	(149)	(9,548)
The Wendy’s Company	(5,814)	(97,326)
Yum China Holdings, Inc. (b)	(1,240)	(53,022)
Zoe’s Kitchen, Inc.	(4,226)	(62,334)
		(1,194,650)

Household Durables – (0.52)%
D.R. Horton, Inc.	(608)	(26,837)
Ethan Allen Interiors, Inc.	(1,290)	(28,444)
Leggett & Platt, Inc.	(2,807)	(113,824)
Meritage Homes Corporation	(155)	(6,898)
Mohawk Industries, Inc.	(287)	(60,236)
PulteGroup, Inc.	(2,719)	(82,549)
Toll Brothers, Inc.	(620)	(26,139)
		(344,927)

Household Products – (0.37)%
The Clorox Company	(825)	(96,690)
Colgate-Palmolive Company	(2,239)	(146,050)
		(242,740)

Independent Power and Renewable Electricity Producers – (0.05)%
Uniper SE (b)	(1,098)	(33,949)

Industrial Conglomerates – (0.29)%
3M Company	(582)	(113,135)
General Electric Company	(4,578)	(64,412)
Roper Technologies, Inc.	(58)	(15,323)
		(192,870)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Insurance – (0.81)%
Fairfax Financial Holdings Ltd. (b)	(465)	$(257,437)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	(1,203)	(275,321)
		(532,758)

Internet & Direct Marketing Retail – (0.01)%
Shutterfly, Inc.	(117)	(9,468)

Internet Software & Services – (0.17)%
Alibaba Group Holding Ltd. – ADR	(78)	(13,926)
Box, Inc., Class A	(155)	(3,543)
Facebook, Inc., Class A	(194)	(33,368)
GrubHub, Inc.	(85)	(8,597)
Shutterstock, Inc.	(77)	(3,245)
VeriSign, Inc.	(312)	(36,635)
Zillow Group, Inc., Class C	(248)	(12,026)
		(111,340)

IT Services – (0.75)%
Booz Allen Hamilton Holding Corporation	(388)	(15,377)
Infosys Ltd. – ADR	(4,661)	(82,360)
Mastercard, Inc., Class A	(624)	(111,241)
PayPal Holdings, Inc.	(2,340)	(174,587)
Science Applications International Corporation	(698)	(59,881)
The Western Union Company	(2,635)	(52,041)
		(495,487)

Leisure Products – (0.17)%
Polaris Industries, Inc.	(232)	(24,318)
Vista Outdoor, Inc.	(5,368)	(89,914)
		(114,232)

Life Sciences Tools & Services – (0.07)%
Thermo Fisher Scientific, Inc.	(233)	(49,012)

Machinery – (0.57)%
AGCO Corporation	(248)	(15,545)
Allison Transmission Holdings, Inc.	(546)	(21,289)
Cummins, Inc.	(274)	(43,802)
Deere & Company	(77)	(10,420)
Dover Corporation	(413)	(38,285)
Flowserve Corporation	(423)	(18,785)
Fortive Corporation	(558)	(39,233)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Machinery – (0.57)% (Continued)
Graco, Inc.	(116)	$(5,103)
Harsco Corporation	(256)	(5,235)
Illinois Tool Works, Inc.	(87)	(12,356)
Kennametal, Inc.	(1,199)	(43,704)
PACCAR, Inc.	(348)	(22,157)
Parker-Hannifin Corporation	(334)	(54,983)
Terex Corporation	(720)	(26,294)
Xylem, Inc.	(296)	(21,578)
		(378,769)
Marine – (0.04)%
Eagle Bulk Shipping, Inc.	(3,182)	(16,101)
Golden Ocean Group Ltd. (b)	(529)	(4,274)
Safe Bulkers, Inc. (b)	(3,089)	(9,020)
		(29,395)
Metals & Mining – (0.13)%
BHP Billiton Ltd. – ADR	(1,132)	(52,921)
Pan American Silver Corporation (b)	(1,872)	(30,177)
		(83,098)
Multiline Retail – (0.08)%
Kohl’s Corporation	(234)	(14,536)
Target Corporation	(527)	(38,260)
		(52,796)
Multi-Utilities – (1.16)%
Ameren Corporation	(3,072)	(180,081)
CenterPoint Energy, Inc.	(1,550)	(39,261)
DTE Energy Company	(1,860)	(196,044)
National Grid plc – ADR	(3,002)	(174,656)
NorthWestern Corporation	(485)	(26,646)
Sempra Energy	(1,301)	(145,452)
		(762,140)
Oil, Gas & Consumable Fuels – (1.31)%
Anadarko Petroleum Corporation	(161)	(10,839)
Andeavor Logistics LP	(1,614)	(68,498)
Apache Corporation	(1,395)	(57,125)
Canadian Natural Resources Ltd. (b)	(644)	(23,236)
Cimarex Energy Company	(852)	(85,703)
Concho Resources, Inc.	(242)	(38,045)
Devon Energy Corporation	(161)	(5,849)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Oil, Gas & Consumable Fuels – (1.31)% (Continued)
Diamondback Energy, Inc.	(160)	$(20,552)
Energy Transfer Equity LP	(142)	(2,244)
Enterprise Products Partners LP	(805)	(21,606)
Euronav NV (b)	(2,114)	(17,229)
Frontline Ltd. (b)	(6,994)	(30,284)
GasLog Ltd. (b)	(533)	(8,981)
Hess Corporation	(983)	(56,021)
HollyFrontier Corporation	(161)	(9,771)
Kinder Morgan, Inc.	(1,163)	(18,399)
Magellan Midstream Partners LP	(644)	(42,395)
MPLX LP	(161)	(5,688)
Murphy Oil Corporation	(1,550)	(46,670)
PDC Energy, Inc.	(874)	(46,794)
Peabody Energy Corporation	(854)	(31,470)
Plains GP Holdings LP, Class A	(742)	(17,971)
Targa Resources Corporation	(886)	(41,615)
Valero Energy Corporation	(113)	(12,535)
Valero Energy Partners LP	(2,000)	(78,860)
Williams Partners LP	(1,711)	(62,280)
		(860,660)

Paper & Forest Products – (0.05)%
Domtar Corporation	(775)	(34,022)

Personal Products – (0.16)%
The Estee Lauder Companies, Inc., Class A	(715)	(105,884)

Pharmaceuticals – (0.26)%
Eli Lilly & Company	(620)	(50,263)
Johnson & Johnson	(674)	(85,254)
Pfizer, Inc.	(780)	(28,556)
Roche Holding AG – ADR	(310)	(8,618)
		(172,691)

Professional Services – (0.10)%
Robert Half International, Inc.	(1,038)	(63,059)

Real Estate Investment Trusts (REITs) – (12.44)%
Alexandria Real Estate Equities, Inc.	(3,331)	(414,943)
Brandywine Realty Trust	(24,976)	(402,363)
DCT Industrial Trust, Inc.	(1,238)	(81,176)
Douglas Emmett, Inc.	(12,324)	(459,315)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Real Estate Investment Trusts (REITs) – (12.44)% (Continued)
Duke Realty Corporation	(16,448)	$(445,741)
Education Realty Trust, Inc.	(16,770)	(551,901)
Empire State Realty Trust, Inc., Class A	(12,090)	(210,608)
Equity Residential	(8,950)	(552,304)
Essex Property Trust, Inc.	(1,489)	(356,898)
First Industrial Realty Trust, Inc.	(7,913)	(246,173)
Gramercy Property Trust	(1,735)	(40,772)
Host Hotels & Resorts, Inc.	(4,555)	(89,096)
Lexington Realty Trust	(31,000)	(249,240)
Medical Properties Trust, Inc.	(5,425)	(69,331)
MGM Growth Properties LLC , Class A	(3,530)	(98,734)
Mid-America Apartment Communities, Inc.	(4,558)	(416,875)
National Health Investors, Inc.	(2,723)	(185,899)
National Retail Properties, Inc.	(6,318)	(240,337)
Omega Healthcare Investors, Inc.	(5,052)	(131,251)
Public Storage	(1,118)	(225,590)
Ramco-Gershenson Properties Trust	(12,040)	(143,878)
Realty Income Corporation	(4,680)	(236,387)
Senior Housing Properties Trust	(12,831)	(199,779)
SL Green Realty Corporation	(6,364)	(622,017)
STORE Capital Corporation	(8,550)	(215,717)
Sun Communities, Inc.	(2,248)	(210,975)
Tanger Factory Outlet Centers, Inc.	(10,804)	(237,148)
UDR, Inc.	(3,266)	(118,066)
Vornado Realty Trust	(7,521)	(511,654)
Welltower, Inc.	(3,041)	(162,511)
Weyerhaeuser Company	(1,990)	(73,192)
		(8,199,871)

Real Estate Management & Development – (0.09)%
CK Asset Holdings Ltd. (b)	(5,580)	(48,172)
Realogy Holdings Corporation	(540)	(13,397)
		(61,569)

Road & Rail – (1.14)%
ArcBest Corporation	(1,395)	(44,779)
Canadian Pacific Railway Ltd. (b)	(110)	(20,068)
Covenant Transportation Group, Inc., Class A	(4,634)	(128,594)
CSX Corporation	(3,546)	(210,597)
Heartland Express, Inc.	(184)	(3,281)
Landstar System, Inc.	(187)	(19,009)
Marten Transport Ltd.	(155)	(3,023)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Road & Rail – (1.14)% (Continued)
Norfolk Southern Corporation	(54)	$(7,747)
Old Dominion Freight Line, Inc.	(329)	(44,040)
Schneider National, Inc., Class B	(886)	(23,638)
Union Pacific Corporation	(900)	(120,267)
Werner Enterprises, Inc.	(3,634)	(124,646)
		(749,689)

Semiconductors & Semiconductor Equipment – (0.26)%
Applied Materials, Inc.	(498)	(24,736)
Cree, Inc.	(234)	(8,733)
Lam Research Corporation	(310)	(57,368)
NVIDIA Corporation	(46)	(10,345)
SMART Global Holdings, Inc.	(78)	(3,054)
Taiwan Semiconductor Manufacturing Company Ltd. – ADR	(1,660)	(63,827)
		(168,063)

Software – (0.65)%
Check Point Software Technologies Ltd. (b)	(390)	(37,639)
FireEye, Inc.	(97)	(1,751)
HubSpot, Inc.	(256)	(27,110)
Open Text Corporation (b)	(271)	(9,575)
Oracle Corporation	(978)	(44,665)
Paycom Software, Inc.	(155)	(17,703)
Proofpoint, Inc.	(77)	(9,081)
SAP SE – ADR	(1,716)	(190,184)
Take-Two Interactive Software, Inc.	(856)	(85,352)
The Ultimate Software Group, Inc.	(16)	(3,839)
Workday, Inc., Class A	(23)	(2,871)
		(429,770)

Specialty Retail – (0.49)%
AutoNation, Inc.	(1,169)	(53,996)
Best Buy Company, Inc.	(1,026)	(78,520)
Chico’s FAS, Inc.	(156)	(1,549)
Five Below, Inc.	(31)	(2,189)
Monro, Inc.	(591)	(33,066)
O’Reilly Automotive, Inc.	(140)	(35,850)
Tile Shop Holdings, Inc.	(1,092)	(7,480)
Williams-Sonoma, Inc.	(2,335)	(111,613)
		(324,263)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

Technology Hardware, Storage & Peripherals – (0.49)%
Apple, Inc.	(1,177)	$(194,511)
NetApp, Inc.	(1,938)	(129,032)
		(323,543)

Textiles, Apparel & Luxury Goods – (0.36)%
Nike, Inc., Class B	(2,286)	(156,340)
Ralph Lauren Corporation	(217)	(23,837)
VF Corporation	(670)	(54,183)
		(234,360)

Trading Companies & Distributors – (0.34)%
Fastenal Company	(411)	(20,546)
MSC Industrial Direct Company, Inc., Class A	(369)	(31,896)
W.W. Grainger, Inc.	(490)	(137,862)
WESCO International, Inc.	(589)	(35,075)
		(225,379)

Water Utilities – (0.04)%
American States Water Company	(465)	(25,910)

Wireless Telecommunication Services – (0.06)%
SoftBank Group Corporation – ADR	(1,085)	(41,328)
Total Short Common Stocks
Proceeds $(23,677,653)		(23,698,613)

SHORT PREFERRED STOCKS – (0.18)%
Henkel AG & Company KGaA (b)	(948)	(120,476)
Total Short Preferred Stocks
Proceeds $(121,708)		(120,476)

SHORT EXCHANGE TRADED FUNDS – (9.61)%
Alerian MLP ETF	(3,301)	(33,340)
Consumer Discretionary Select Sector SPDR Fund	(280)	(29,036)
Consumer Staples Select Sector SPDR Fund	(2,191)	(110,536)
Energy Select Sector SPDR Fund	(2,975)	(219,585)
ETFMG Prime Cyber Security ETF	(1,860)	(67,127)
Financial Select Sector SPDR Fund	(1,451)	(39,830)
Health Care Select Sector SPDR Fund	(2,403)	(197,671)
Industrial Select Sector SPDR Fund	(155)	(11,194)
iShares 20+ Year Treasury Bond ETF	(4,360)	(519,276)
iShares Edge MSCI USA Momentum Factor ETF	(620)	(65,999)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Shares	Value

SHORT EXCHANGE TRADED FUNDS – (9.61)% (Continued)
iShares iBoxx $ High Yield Corporate Bond ETF	(554)	$(47,478)
iShares MSCI Eurozone ETF	(418)	(18,530)
iShares MSCI Turkey ETF	(396)	(14,921)
iShares Nasdaq Biotechnology ETF	(465)	(48,197)
iShares PHLX Semiconductor ETF	(242)	(40,830)
iShares Russell 2000 ETF	(5,743)	(880,517)
iShares Transportation Average ETF	(975)	(183,003)
iShares US Aerospace & Defense ETF	(93)	(17,889)
JPMorgan Alerian MLP Index ETN	(1,655)	(42,964)
KraneShares CSI China Internet ETF	(451)	(26,523)
Material Select Sector SPDR Fund	(756)	(43,100)
PowerShares QQQ Trust Series 1	(3,144)	(505,995)
ProShares UltraShort 20+ Year Treasury	(427)	(16,170)
SPDR S&P 500 ETF Trust	(1,988)	(525,846)
SPDR S&P Biotech ETF	(1,721)	(149,693)
SPDR S&P Health Care Services ETF	(222)	(14,459)
SPDR S&P Homebuilders ETF	(2,387)	(92,998)
SPDR S&P Oil & Gas Exploration & Production ETF	(9,517)	(374,779)
SPDR S&P Retail ETF	(1,782)	(80,511)
SPDR S&P Semiconductor ETF	(4,275)	(286,724)
United States Oil Fund LP	(18,927)	(261,193)
Utilities Select Sector SPDR Fund	(9,186)	(473,630)
VanEck Vectors Oil Services ETF	(775)	(21,033)
VanEck Vectors Semiconductor ETF	(1,692)	(164,395)
Vanguard Real Estate ETF	(7,332)	(557,892)
WisdomTree Europe Hedged Equity Fund	(1,239)	(80,523)
WisdomTree India Earnings Fund	(1,111)	(29,730)
Xtrackers Harvest CSI 300 China A-Shares ETF	(1,358)	(40,468)
Total Short Exchange Traded Funds
Proceeds $(6,313,041)		(6,333,585)

SHORT CORPORATE BONDS – (6.07)%	Principal Amount
AbbVie, Inc.
4.450%, 5/14/2046	$(225,000)	(215,875)
Altria Group, Inc.
3.875%, 9/16/2046	(5,000)	(4,419)
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 4/15/2048	(120,000)	(118,818)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Principal Amount	Value

SHORT CORPORATE BONDS – (6.07)% (Continued)
Bank of America Corporation
4.200%, 8/26/2024	$(325,000)	$(325,847)
3.970%, 3/5/2029	(240,000)	(235,705)
Celgene Corporation
4.550%, 2/20/2048	(45,000)	(42,508)
Enterprise Products Operating LLC
3.950%, 2/15/2027	(90,000)	(89,709)
FedEx Corporation
4.050%, 2/15/2048	(87,000)	(79,299)
Ford Motor Company
5.291%, 12/8/2046	(160,000)	(153,773)
GE Capital International Funding Company
4.418%, 11/15/2035	(1,090,000)	(1,043,224)
General Electric Company
4.500%, 3/11/2044	(25,000)	(24,125)
The Goldman Sachs Group, Inc.
4.017%, 10/31/2038	(35,000)	(32,490)
International Paper Company
4.350%, 8/15/2048	(160,000)	(145,805)
Kinder Morgan, Inc.
4.300%, 3/1/2028	(160,000)	(155,884)
5.200%, 3/1/2048	(95,000)	(93,622)
The Kraft Heinz Foods Company
4.375%, 6/1/2046	(25,000)	(22,318)
Lowe’s Companies, Inc.
4.050%, 5/3/2047	(35,000)	(33,605)
Molson Coors Brewing Company
4.200%, 7/15/2046	(100,000)	(91,127)
Northrop Grumman Corporation
4.030%, 10/15/2047	(115,000)	(106,911)
PepsiCo, Inc.
4.450%, 4/14/2046	(61,000)	(63,665)
Target Corporation
3.900%, 11/15/2047	(70,000)	(65,121)
Telefonica Emisiones SAU
4.895%, 3/6/2048	(300,000)	(297,777)
Tyson Foods, Inc.
4.550%, 6/2/2047	(150,000)	(145,841)
Union Pacific Corporation
4.000%, 4/15/2047	(80,000)	(78,351)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2018

	Principal Amount	Value

SHORT CORPORATE BONDS – (6.07)% (Continued)
UnitedHealth Group, Inc.
4.750%, 7/15/2045	$(160,000)	$(173,015)
3.750%, 10/15/2047	(175,000)	(161,995)
Total Short Corporate Bonds
(Cost $(4,007,452))		(4,000,829)
Total Securities Sold Short
Proceeds $(34,119,854) – (51.78)%		(34,153,503)
Total Investments
(Cost $30,411,972) – 45.55%		30,014,929
Other Assets In Excess Of Liabilities – 54.45% (c)		35,886,309
Net Assets – 100.00%		$65,901,238

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	Non-income producing security.
(b)	Foreign security.
(c)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, and futures contracts. The total value of assets committed as collateral as of April 30, 2018 is $45,831,422.

(d)	100 shares per contract.
(e)	Securities sold short are not owned by the Fund and cannot produce income.

ADR – American Depository Receipt
ETF – Exchange Traded Fund
ETN – Exchange Traded Note

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Written Options (Unaudited)
April 30, 2018

	Contracts (a)	Notional Cost	Value

WRITTEN CALL OPTIONS
BJ’s Restaurants, Inc.
Expiration: May 2018, Exercise Price: $47.00	13	$72,605	$11,623
Bloomin’ Brands, Inc.
Expiration: May 2018, Exercise Price: $25.50	7	16,562	48
Boyd Gaming Corporation
Expiration: June 2018, Exercise Price: $37.00	14	46,494	490
Burlington Stores, Inc.
Expiration: May 2018, Exercise Price: $140.00	3	40,755	487
Callaway Golf Company
Expiration: May 2018, Exercise Price: $17.00	18	31,068	1,080
Expiration: May 2018, Exercise Price: $17.50	4	6,904	118
Darden Restaurants, Inc.
Expiration: May 2018, Exercise Price: $87.50	2	18,572	1,170
Expiration: May 2018, Exercise Price: $90.00	2	18,572	740
Expiration: July 2018, Exercise Price: $97.50	4	37,144	750
Dollar General Corporation
Expiration: June 2018, Exercise Price: $105.00	4	38,612	360
Domino’s Pizza, Inc.
Expiration: May 2018, Exercise Price: $245.00	2	48,346	698
The Estee Lauder Companies, Inc., Class A
Expiration: May 2018, Exercise Price: $160.00	5	74,045	250
Michael Kors Holdings Ltd.
Expiration: May 2018, Exercise Price: $67.50	6	41,052	1,410
NextEra Energy, Inc.
Expiration: May 2018, Exercise Price: $170.00	9	147,519	337
NIKE, Inc., Class B
Expiration: May 2018, Exercise Price: $72.00	5	34,195	75
NRG Energy, Inc.
Expiration: May 2018, Exercise Price: $30.00	16	49,600	2,480
Expiration: May 2018, Exercise Price: $31.00	17	52,700	1,403
PVH Corporation
Expiration: May 2018, Exercise Price: $160.00	3	47,901	1,005
SAP SE
Expiration: May 2018, Exercise Price: $115.00	5	55,415	150
SCANA Corporation
Expiration: August 2018, Exercise Price: $47.50	28	102,956	840
Seagate Technology plc
Expiration: May 2018, Exercise Price: $60.00	8	46,312	1,560
Sempra Energy
Expiration: May 2018, Exercise Price: $115.00	16	178,880	920
Tapestry, Inc.
Expiration: May 2018, Exercise Price: $57.00	6	32,262	426

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Written Options (Unaudited) – Continued
April 30, 2018

	Contracts (a)	Notional Cost	Value

WRITTEN CALL OPTIONS (Continued)
The TJX Companies, Inc.
Expiration: June 2018, Exercise Price: $87.50	5	$42,425	$713
Twitter, Inc.
Expiration: May 2018, Exercise Price: $32.00	5	15,155	385
Whiting Petroleum Corporation
Expiration: May 2018, Exercise Price: $45.00	16	83,763	1,168
Wingstop, Inc.
Expiration: May 2018, Exercise Price: $52.00	13	63,518	1,232
Expiration: May 2018, Exercise Price: $54.00	3	14,658	152
			32,070

WRITTEN PUT OPTIONS
Allergan plc
Expiration: May 2018, Exercise Price: $145.00	1	15,365	143
Andeavor Logistics LP
Expiration: May 2018, Exercise Price: $47.50	8	33,952	3,760
Expiration: June 2018, Exercise Price: $45.00	19	80,636	5,937
Baker Hughes, Inc., A GE Company
Expiration: June 2018, Exercise Price: $35.00	3	10,833	345
Bristol-Myers Squibb Company
Expiration: May 2018, Exercise Price: $52.50	1	5,213	119
Coty, Inc.
Expiration: May 2018, Exercise Price: $16.00	7	12,145	199
Edwards Lifesciences Corporation
Expiration: May 2018, Exercise Price: $125.00	1	12,736	152
The Estee Lauder Companies, Inc., Class A
Expiration: May 2018, Exercise Price: $140.00	4	59,236	500
Express Scripts Holding Company
Expiration: May 2018, Exercise Price: $62.50	4	30,280	20
FirstEnergy Corporation
Expiration: July 2018, Exercise Price: $33.00	33	113,520	2,145
Hilton Worldwide Holdings, Inc.
Expiration: May 2018, Exercise Price: $77.50	4	31,536	380
iShares Russell 2000 ETF
Expiration: May 2018, Exercise Price: $149.50	5	76,660	87
The Kraft Heinz Company
Expiration: May 2018, Exercise Price: $57.50	6	33,828	1,410
Matador Resources Company
Expiration: June 2018, Exercise Price: $27.50	35	114,590	962
NextEra Energy, Inc.
Expiration: May 2018, Exercise Price: $155.00	9	147,519	202
Expiration: June 2018, Exercise Price: $160.00	4	65,564	840

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Written Options (Unaudited) – Continued
April 30, 2018

	Contracts (a)	Notional Cost	Value
WRITTEN PUT OPTIONS (Continued)
NIKE, Inc., Class B
Expiration: May 2018, Exercise Price: $66.00	5	$34,195	$207
NRG Energy, Inc.
Expiration: June 2018, Exercise Price: $27.00	19	58,900	428
Papa John’s International, Inc.
Expiration: May 2018, Exercise Price: $53.00	7	43,400	249
PG&E Corporation
Expiration: May 2018, Exercise Price: $45.00	21	96,810	1,523
Pinnacle Foods, Inc.
Expiration: June 2018, Exercise Price: $47.50	21	126,840	315
Pinnacle West Capital Corporation
Expiration: June 2018, Exercise Price: $77.50	8	64,400	672
PowerShares QQQ Trust Series 1
Expiration: May 2018, Exercise Price: $153.50	7	112,658	595
PPL Corporation
Expiration: May 2018, Exercise Price: $28.00	16	46,560	280
PVH Corporation
Expiration: May 2018, Exercise Price: $145.00	4	63,868	120
Restaurant Brands International, Inc.
Expiration: May 2018, Exercise Price: $52.00	3	16,326	107
SPDR S&P 500 ETF TRUST
Expiration: May 2018, Exercise Price: $254.00	26	687,726	1,144
Tapestry, Inc.
Expiration: May 2018, Exercise Price: $51.00	15	80,655	1,245
Expiration: June 2018, Exercise Price: $49.50	3	16,131	238
VanEck Vectors Semiconductor ETF
Expiration: May 2018, Exercise Price: $96.00	8	77,728	1,520
VF Corporation
Expiration: May 2018, Exercise Price: $75.00	5	40,435	213
Walmart Stores, Inc.
Expiration: May 2018, Exercise Price: $83.00	7	61,922	602
The Wendy’s Company
Expiration: May 2018, Exercise Price: $16.00	21	35,154	473
Williams-Sonoma, Inc.
Expiration: May 2018, Exercise Price: $45.00	7	33,460	228
Yum! Brands, Inc.
Expiration: May 2018, Exercise Price: $82.50	1	8,710	62
			27,422
Total Written Options
(Premiums received $59,250)			$59,492

(a)	100 shares per contract.
ETF – Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Swap Contracts (Unaudited)
April 30, 2018

							Number of		Unrealized
		Maturity	Pay/Receive	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Rate		Frequency	Units	Amount	(Depreciation)*

LONG EQUITY SWAP CONTRACTS
Morgan Stanley	Ashtead Group plc	12/9/19	Pay	0.600	%+	Monthly	984	$27,329	$287
				1 Day SONIA(1)
Morgan Stanley	Centrica plc	1/17/19	Pay	0.600	%+	Monthly	1,170	2,470	263
				1 Day SONIA(1)
Morgan Stanley	Coca-Cola HBC AG	7/16/18	Pay	0.600	%+	Monthly	1,882	63,049	(6,467)
				1 Day SONIA(1)
Morgan Stanley	ContourGlobal plc	1/17/19	Pay	0.600	%+	Monthly	326	1,140	(12)
				1 Day SONIA(1)
Morgan Stanley	Danone SA	9/16/19	Pay	0.600	%+	Monthly	279	22,601	(451)
				1 Day EONIA(2)
Morgan Stanley	Drax Group plc	1/17/19	Pay	0.600	%+	Monthly	3,348	14,498	558
				1 Day SONIA(1)
Morgan Stanley	Imperial Brands plc	7/16/18	Pay	0.600	%+	Monthly	1,248	44,653	1,894
				1 Day SONIA(1)
Morgan Stanley	LVHM Moet Hennessy	7/16/18	Pay	0.600	%+	Monthly	211	73,430	837
	Louis Vuitton SE			1 Day EONIA(2)
Morgan Stanley	Pernod Ricard SA	7/16/18	Pay	0.600	%+	Monthly	1,078	179,040	(2,677)
				1 Day EONIA(2)
Morgan Stanley	RPC Group plc	6/10/19	Pay	0.600	%+	Monthly	6,989	75,837	(5,555)
				1 Day SONIA(1)
Morgan Stanley	Societe Generale SA	12/20/19	Pay	0.600	%+	Monthly	775	42,415	408
				1 Day EONIA(2)
Morgan Stanley	United Utilities	1/17/19	Pay	0.600	%+	Monthly	940	9,586	(1,174)
	Group plc			1 Day SONIA(1)
Morgan Stanley	William Hill plc	1/13/20	Pay	0.600	%+	Monthly	9,300	37,406	(4,083)
				1 Day SONIA(1)
SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	iShares Core FTSE	12/2/19	Receive	(0.625	)%+	Monthly	(1,687)	(17,283)	(693)
	100 UCITS ETF			1 Day SONIA(1)
Morgan Stanley	NAFTA	1/10/20	Receive	(0.350	)%+	Monthly	(504)	(48,946)	3,235
	Exposure Basket			FED(3)
Morgan Stanley	The Morgan	4/27/20	Receive	(0.700	)%+	Monthly	(1,560)	(199,779)	908
	Stanley U.S.			FED(3)
	Growth Long Basket
Morgan Stanley	The Morgan	1/8/20	Receive	(0.350	)%+	Monthly	(495)	(44,363)	1,066
	Stanley U.S.			FED(3)
	Short Basket
Morgan Stanley	The Morgan Stanley	3/30/20	Receive	(0.400	)%+	Monthly	(1,108)	(139,820)	(1,511)
	U.S. Momentum			FED(3)
	Long Basket

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Swap Contracts (Unaudited) – Continued
April 30, 2018

							Number of		Unrealized
		Maturity	Pay/Receive	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Finance Rate	Rate		Frequency	Units	Amount	(Depreciation)*

SHORT EQUITY SWAP CONTRACTS (Continued)
Morgan Stanley	Royal Mail plc	3/30/20	Receive	(0.500	)%+	Monthly	(16,275)	$(129,793)	$(3,083)
				1 Day SONIA(1)
Morgan Stanley	Severn Trent plc	1/17/19	Receive	(0.500	)%+	Monthly	(1,660)	(44,203)	(195)
				1 Day SONIA(1)
									$(16,445)

(1)	Sterling OverNight Index Average
(2)	Euro OverNight Index Average
(3)	Federal Funds Rate
ETF–	Exchange Traded Fund
*	Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Open Futures Contracts (Unaudited)
April 30, 2018

		Number of			Unrealized
		Contracts	Notional		Appreciation
Expiration Date	Issue	Purchased	Amount	Value*	(Depreciation)
LONG FUTURES CONTRACTS
6/15/18	E-mini S&P 500 Index	32	$4,235,200	$(39,040)	$(130,812)
6/15/18	E-mini S&P MidCap 400 Index	23	4,305,830	(47,380)	(123,465)
6/20/18	CME 10-Year
	U.S. Treasury Bond	40	3,894,512	5,000	(36,824)
6/20/18	CME Long Term
	U.S. Treasury Bond	6	723,935	3,562	10,586
6/20/18	CME Ultra Long Term
	U.S. Treasury Bond	51	5,683,089	39,844	165,678
				$(38,014)	$(114,837)

*	Net value is variation margin receivable (payable).

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

(This Page Intentionally Left Blank.)

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Assets and Liabilities (Unaudited)
April 30, 2018

ASSETS:
Investments, at value (Cost $64,526,544)	$64,168,432
Cash	617,656
Cash held in foreign currency (Cost $222,644)	212,417
Short sale proceeds	34,119,854
Deposits at brokers	628,368
Deposits for futures	482,938
Deposits for swaps	185,000
Receivable for investments sold	10,507,689
Receivable for fund shares issued	40,700
Dividends and interest receivable	39,642
Prepaid expenses and other receivables	5,733
Total assets	111,008,429

LIABILITIES:
Securities sold short, at value (Proceeds of $34,119,854)	34,153,503
Written option contracts, at value (Premiums received $59,250)	59,492
Payable for investments purchased	10,551,827
Dividends and interest payable	101,609
Payable to the Adviser	40,408
Payable for custodian fees	38,410
Variation margin for futures contracts	38,014
Payable for fund administration and fund accounting fees	28,888
Payable for swap contracts	16,445
Payable for transfer agent fees and expenses	14,765
Payable for trustees’ fees	4,892
Distribution fees payable	4,308
Payable for compliance fees	2,069
Accrued expenses and other liabilities	52,561
Total liabilities	45,107,191
NET ASSETS	$65,901,238

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Assets and Liabilities (Unaudited) – Continued
April 30, 2018

NET ASSETS CONSISTS OF:
Paid-in capital	$65,639,379
Accumulated undistributed net investment loss	(116,476)
Accumulated undistributed net realized gain on investments,
securities sold short, written option contracts expired or closed,
swap contracts, future contracts and foreign currency transactions	924,043
Net unrealized appreciation (depreciation) on:
Investments	(358,112)
Securities sold short	(33,649)
Written option contracts	(242)
Swap contracts	(16,445)
Future contracts	(114,837)
Foreign currency translation	(22,423)
Net unrealized depreciation	(545,708)
Total net assets	$65,901,238

	Class K	Investor
	Shares	Class Shares
Net assets	$62,097,836	$3,803,402
Shares issued and outstanding(1)	5,976,681	367,201
Net asset value and offering price per share(2)	$10.39	$10.36

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 1.00% may be charged on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

(This Page Intentionally Left Blank.)

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2018

INVESTMENT INCOME:
Interest	$242,045
Dividend income on long positions (net of foreign withholding taxes of $1,923)	677,284
Total investment income	919,329

EXPENSES:
Investment advisory fees (See note 3)	475,345
Dividends on securities sold short	400,154
Borrowing expense on securities sold short	152,075
Custodian fees (See note 3)	120,337
Fund administration and accounting fees (See note 3)	89,888
Professional fees	44,632
Transfer agent fees (See note 3)	44,531
Federal and state registration fees	25,450
Reports to shareholders	8,952
Compliance fees (See note 3)	6,180
Trustees’ fees (See note 3)	5,019
Distribution fees (Investor Class) (See note 5)	4,308
Shareholder servicing fees (Investor Class) (See note 5)	1,723
Other	3,473
Total expense before reimbursement	1,382,067
Less: Expense reimbursement by Adviser (see note 3)	(348,463)
Net expenses	1,033,604
NET INVESTMENT LOSS	(114,275)

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	1,254,326
Securities sold short	334,690
Written option contracts expired or closed	(17,132)
Swap contracts	51,845
Future contracts	36,666
Foreign currency transactions	2,372
Net realized gain	1,662,767
Net change in unrealized appreciation (depreciation) on:
Investments	(680,184)
Securities sold short	123,870
Written option contracts	(12,479)
Swap contracts	(15,804)
Futures contracts	(334,160)
Foreign currency translation	(23,254)
Net change in unrealized depreciation	(942,011)
Net realized and change in unrealized gain on investments	720,756
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$606,481

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment loss	$(114,275)	$(96,878)
Net realized gain on investments, securities sold short,
written option contracts expired or closed, swap contracts,
futures contracts, and foreign currency transactions	1,662,767	541,143
Change in unrealized appreciation (depreciation) on investments, securities sold short, written option contracts, swap contracts,
futures contracts, and foreign currency translation	(942,011)	244,323
Net increase in net assets resulting from operations	606,481	688,588
Class I(1) – Distributions to shareholders from:(3)
Net investment income	—	(9,858)
Net realized gains	—	(96,765)
Total dividends and distributions – Class I	—	(106,623)
Class K – Distributions to shareholders from:(3)
Net investment income	—	(13,647)
Net realized gains	(959,500)	(100,552)
Total dividends and distributions – Class K	(959,500)	(114,199)
Investor Class(2) – Distributions to shareholders from:(3)
Net investment income	—	—
Net realized gains	(53,765)	—
Total dividends and distributions – Investor Class	(53,765)	—

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(3)	30,104,988	30,437,426

NET INCREASE IN NET ASSETS	29,698,204	30,905,192

NET ASSETS:
Beginning of period	36,203,034	5,297,842
End of period, including accumulated
net investment loss of $(116,476) and $(2,201)	$65,901,238	$36,203,034

(1)	Class I Shares closed on March 31, 2017. (See note 1)
(2)	Inception date of the Investor Class was on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statements of Changes in Net Assets – Continued

(3)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	For the Period Ended		For the Year Ended
	April 30, 2018		October 31, 2017
Class I(1):	Shares	Amount	Shares	Amount
Issued	—	$—	—	$—
Issued to holders in
reinvestment of dividends	—	—	—	—
Redeemed	—	—	(250,000)	(2,497,312)
Redemption fees	—	—	—	—
Net decrease in Class I	—	$—	(250,000)	$(2,497,312)
Class K:
Issued	3,430,078	$35,827,305	3,172,054	$32,675,909
Issued to holders in
reinvestment of dividends	49,352	509,813	437	4,301
Redeemed	(679,598)	(7,072,838)	(255,427)	(2,618,574)
Redemption fees	—	1,160	—	191
Net increase in Class K	2,799,832	$29,265,440	2,917,064	$30,061,827
Investor Class(2):
Issued	82,887	$860,612	536,361	$5,436,044
Issued to holders in
reinvestment of dividends	5,215	53,765	—	—
Redeemed	(7,259)	(74,851)	(250,003)	(2,563,133)
Redemption fees	—	22	—	—
Net increase in Investor Class	80,843	$839,548	286,358	$2,872,911
Net increase in shares outstanding	2,880,675	$30,104,988	2,953,422	$30,437,426

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Cash Flows (Unaudited)
For the Period Ended April 30, 2018

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$606,481
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(235,117,472)
Proceeds from sales of investments	205,582,332
Amortization and accretion of premium and discount	401
Increase in short sale proceeds	(18,232,853)
Decrease in deposits at brokers	517,432
Increase in deposit for futures	(191,328)
Decrease in deposit for swaps	75,000
Decrease in variation margin	65,575
Increase in receivable for investments sold	(8,352,521)
Decrease in receivable for swap contracts	15,804
Decrease in receivable from Adviser	45,297
Increase in dividends and interest receivable	(30,752)
Decrease in prepaid expenses and other receivables	14,508
Proceeds from securities sold short	240,396,864
Purchases to cover securities sold short	(221,873,143)
Premiums received on written option contracts	549,054
Written option contracts expired or closed	(509,641)
Increase in payable for investments purchased	8,169,011
Decrease in payable for fund administration and fund accounting fees	(3,349)
Increase in payable for custody fees	2,991
Increase in payable for transfer agent fees and expenses	1,094
Increase in dividends and interest payable	93,834
Increase in payable for compliance fees	49
Increase in payable for trustee fee	2,392
Decrease in distribution fees payable	(41)
Increase in accrued expenses and other liabilities	92
Net realized gain on investments	(1,254,326)
Net realized gain on securities sold short	(334,690)
Net realized loss on written option contracts expired or closed	17,132
Net realized gain on foreign currency translation	(2,372)
Unrealized depreciation on investments	680,184
Unrealized appreciation on securities sold short	(123,870)
Unrealized depreciation on written options	12,479
Unrealized depreciation on foreign currency translation	23,254
Net cash used in operating activities	(29,155,098)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	36,647,217
Payment on shares redeemed	(7,146,507)
Cash distributions paid to shareholders(1)	(449,687)
Net cash provided by financing activities	29,051,023
Net change in cash	$(104,075)
CASH:
Beginning Balance	$921,386
Ending Balance	$817,311

(1)	Includes proceeds from the reinvestment of distributions of $563,578.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

	Six Months Ended
	April 30, 2018	Year Ended	Year Ended
	(Unaudited)	October 31, 2017(1)	October 31, 2016(1)
Class K

PER SHARE DATA(2):
Net asset value, beginning of period	$10.45	$10.40	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.02)	(0.10)	(0.05)
Net realized and unrealized gain on investments	0.15	0.59	0.45
Total from investment operations	0.13	0.49	0.40

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.05)	—
Net realized gains	(0.19)	(0.39)	—
Total distributions	(0.19)	(0.44)	—
Redemption Fees	0.00 (4)	—	—
Net asset value, end of period	$10.39	$10.45	$10.40

TOTAL RETURN(5)	1.22%	4.97%	4.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$62,098	$33,214	$2,701
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	4.34%	8.70%	12.86%
After expense reimbursement(6)(7)	3.24%	3.37%	3.44%
Ratio of dividends and borrowing expense on
securities sold short to average net assets(6)	1.74%	1.69%	1.29%
Ratio of operating expenses to average net
assets excluding dividends and borrowing
expense on securities sold short(6)(7)	1.50%	1.68%	2.15%
Ratio of net investment loss to average net assets(6)(7)	(0.34)%	(0.96)%	(0.53)%
Portfolio turnover rate(5)(8)	346%	494%	304%

(1)	Inception date of Class K was December 1, 2015.
(2)	For a Class K share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(8)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the periods end.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

	Six Months Ended	For the Period
	April 30, 2018	Inception through
	(Unaudited)	October 31, 2017(1)
Investor Class

PER SHARE DATA(2):
Net asset value, beginning of period	$10.44	$9.99

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.04)	(0.07)
Net realized and unrealized gain on investments	0.15	0.52
Total from investment operations	0.11	0.45

LESS DISTRIBUTIONS FROM:
Net investment income	—	—
Net realized gains	(0.19)	—
Total distributions	(0.19)	—
Redemption Fees	0.00 (4)	—
Net asset value, end of period	$10.36	$10.44

TOTAL RETURN(5)	1.02%	4.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,803	$2,989
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	4.69%	11.46%
After expense reimbursement(6)(7)	3.59%	3.96%
Ratio of dividends and borrowing expense on
securities sold short to average net assets(6)	1.74%	1.95%
Ratio of operating expenses to average net assets excluding dividends
and borrowing expense on securities sold short(6)(7)	1.85%	2.01%
Ratio of net investment loss to average net assets(6)(7)	(0.69)%	(1.02)%
Portfolio turnover rate(5)(8)	346%	494%

(1)	Inception date of the Investor Class was February 28, 2017.
(2)	For an Investor Class share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(8)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the periods end.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited)
April 30, 2018

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Weiss Alternative Balanced Risk Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Weiss Multi-Strategy Advisers LLC (the “Adviser”) is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide returns with moderate volatility and reduced correlation to the bond and equity markets. A secondary objective of the Fund is to limit capital losses during periods when the bond and equity markets decline. The Fund commenced operations on December 1, 2015. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification (the “Codification”) Topic 946 Financial Services – Investment Companies.

The Fund offers four share classes, Class A, Class I, Class K and Investor Class. Effective March 31, 2017, the Fund ceased offering Class I. As of April 30, 2018, Class A and Class I shares are not available for purchase. Class K and Investor Class shares have no front end sales load, no deferred sales charge, and a 1.00% redemption fee. Investor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. Class K shares are not subject to a distribution fee or a shareholder servicing fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”).

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Board of Trustees, in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of April 30, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$32,238,020	$484,051	$866	$32,722,937
Long Exchange Traded Funds	27,369,740	—	—	27,369,740
Long Corporate Bonds	—	3,851,993	—	3,851,993
Purchased Call Options	—	140,012	—	140,012
Purchased Put Options	—	83,750	—	83,750
	$59,607,760	$4,559,806	$866	$64,168,432
Investments at Fair Value
Liabilities
Common Stocks Sold Short(1)	$23,086,768	$611,845	$—	$23,698,613
Preferred Stocks Sold Short	—	120,476	—	120,476
Exchange Traded Funds Sold Short	6,333,585	—	—	6,333,585
Corporate Bonds Sold Short	—	4,000,829	—	4,000,829
Written Call Options	—	32,070	—	32,070
Written Put Options	—	27,422	—	27,422
Futures Contracts(2)	—	114,837	—	114,837
Swap Contracts(2)	—	16,445	—	16,445
	$29,420,353	$4,923,924	$—	$34,344,277

(1)	Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.
(2)	Swap contracts and futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument by the counterparty.

It is the Fund’s policy to record transfers at the end of the reporting period.  Below is a description of the transfers:

One long common stock transferred out of Level 1 into Level 2	$13,004
One long common stock transferred out of Level 1 into Level 3	$866

Securities transferred from Level 1 into Level 2 were foreign securities using an adjusted price for events after the close of the foreign markets.

Level 3 Reconciliation Disclosure

The following is a reconcilation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Common Stock
Balance as of October 31, 2017	$—
Purchase on Investments	0
(Sales) of Investments	0
Realized (Gain) Loss	0
Transfers Into Level 3	6,171
Change in Unrealized Appreciation (Depreciation)	(5,305)
Balance as of April 30, 2018	$866

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of April 30, 2018 are as follows:

	Fair Value at	Valuation	Unobservable
Description	April 30, 2018	Technique	Input	Range
Common Stock	$866	Last Available Price	No Market Activity	$0.40 – $0.42

B.  Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.  Transactions with Brokers – The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short and derivative instruments. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s written options contracts’, equity swap contracts’, forward currency exchange contracts’ and futures contracts cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

E.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

F.  Flex Options – FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

G.  Forward Currency Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.  Future Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

I.  Equity Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the period ended April 30, 2018, the Fund entered into both long and short equity swap contracts. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the Euro OverNight Index Average (“EONIA”) or the Sterling OverNight Index Average (“SONIA”) or the Federal Funds Rate (“FED”) (plus an additional rate. Please see the Schedule of Swaps for details on a contract by contract basis). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract generally at a rate equal to EONIA, SONIA or FED (plus an additional rate.  Please see the Schedule of Swaps for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

J.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated  into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

K.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

L.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

M.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

N.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Investor Class shares (See note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

O.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

P.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

Q.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

R.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended April 30, 2018, the Fund’s average derivative volume is described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	3,855	$21,901,002
Written Option Contracts	700	6,915,182
Long Total Return Swap Contracts	40,047	663,709
Short Total Return Swap Contracts	8,749	284,374
Long Futures Contracts	128	17,167,282
Short Futures Contracts	1	57,332

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

Statement of Assets and Liabilities

Fair values of derivative instruments as of April 30, 2018:

	Fair Value
	Assets	Liabilities
Purchased Option Contracts
Equity	$223,762	$—
Written Option Contracts
Equity	—	59,492
Swap Contracts
Equity	—	16,445
Futures Contracts(a)
Equity	—	254,277
Interest rate	139,440	—
Total Futures Contracts	139,440	254,277
Total fair value of derivative instruments	$363,202	$330,214

(a)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund’s Statement of Assets and Liabilities.

The Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2018:

	Amount of Realized Gain (Loss) on Derivatives

	Purchased	Written
	Option	Option	Swap	Futures
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
Equity Contracts	$(26,073)	$(17,132)	$51,845	$664,900	$673,540
Commodity Contracts	—	—	—	3,175	3,175
Interest Rate Contracts	—	—	—	(631,409)	(631,409)
Total	$(26,073)	$(17,132)	$51,845	$36,666	$45,306

	Change in Unrealized Appreciation (Depreciation) on Derivatives

	Purchased	Written
	Option	Option	Swap	Futures
Derivatives	Contracts**	Contracts	Contracts	Contracts	Total
Equity Contracts	$(27,166)	$(12,479)	$(15,804)	$(607,329)	$(662,778)
Interest Rate Contracts	—	—	—	273,169	273,169
Total	$(27,166)	$(12,479)	$(15,804)	$(334,160)	$(389,609)

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed in an Operating Expense Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding distribution fees – Class A and Investor Class (see note 5), shareholder servicing fees – Class A, Class I and Investor Class (see note 5), any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation, and distribution fees) do not exceed 1.50% of the Fund’s average daily net assets. As of April 30, 2018, Class A shares and Class I shares are not available. Fees waived and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (i.e. within the 36 months after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts  were waived or reimbursed. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board of Trustees and the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
10/31/2019	$443,038
10/31/2020	677,698
10/31/2021	348,463

USBFS acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended April 30, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is an interested person of the Distributor.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended April 30, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

As of October 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

Tax Cost of Investments	$34,048,346
Unrealized appreciation	815,305
Unrealized depreciation	(743,419)
Net unrealized appreciation (depreciation)	$71,886
Undistributed ordinary income	818,576
Undistributed long-term gain	194,820
Distributable earnings	$1,013,396
Other accumulated gain/(loss)	(416,639)
Total accumulated gain/(loss)	$668,643

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to partnership adjustments, wash sales, straddles and constructive sales.

As of October 31, 2017, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2017, the Fund does not plan to defer any qualified late year losses.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. The permanent differences were due to net operating losses, distribution, partnership, swap, passive foreign investment company, dividend and 988 currency reclassifications. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended October 31, 2017 the following table shows the reclassifications made:

Accumulated Net Realized Gain on
Investments, Securities Sold Short,
Written Option Contracts Expired or Closed,
Accumulated	Swap Contracts, Futures Contracts,
Undistributed Net	Forward Currency Exchange Contracts
Investment Income	and Foreign Currency Translation	Paid-in Capital
$115,375	($115,375)	$—

The tax character of distributions paid for the year ended October 31, 2017 and six-months ended April 30, 2018 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2017	$218,632	$2,190	$220,822
2018	818,433	194,832	1,013,265

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for Class A and the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of Class A and the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Class A and Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Class A and Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Advisor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Advisor, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. As of April 30, 2018, Class A shares are not available. For the period ended April 30, 2018, the Investor Class incurred expenses of $4,308 pursuant to the Plan.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of Class A, Class I and the Investor Class of the Fund’s shares. For the period ended April 30, 2018, the Investor Class incurred expenses of $1,723 to the plan. As of April 30, 2018 Class A and Class I shares are not available for purchase.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Distributions and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 1.50% for Class A, Class I and Investor Class.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended April 30, 2018, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	232,108,023	202,799,837

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

7.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Morgan Stanley is the prime broker for exchange traded derivatives and the counterparty for swaps.

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts	$9,456	$9,456	$—	$—	$—	$—
Futures Contracts(a)	176,264	176,264	—	—	—	—
	$185,720	$185,720	$—	$—	$—	$—

Liabilities:
Description
Written Option Contracts	$59,492	$—	$59,492	$—	$59,492	$—
Swap Contracts	25,901	9,456	16,445	—	16,445	—
Futures Contracts(a)	291,101	176,264	114,837	—	114,837	—
	$376,494	$185,720	$190,774	$—	$190,774	$—

*	In some instances, the actual collateral pledged/received may be more than amount shown.
(a)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund’s Statement of Assets and Liabilities.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2018, affiliates of the Adviser owned 38.1% of the outstanding shares of the Fund and National Financial Services, for the benefit of its customers, owned 54.8% of the outstanding shares of the Fund.

9.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There are no subsequent events to report that would have a material impact on the Fund’s financial statements and the notes to the financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Additional Information (Unaudited)
April 30, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-866-530-2690.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended October 31, 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was 10.54%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2017 was 9.87%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 99.01%.

INVESTMENT ADVISER
Weiss Multi-Strategy Advisers LLC
320 Park Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI  53202

LEGAL COUNSEL
Goodwin Procter LLP
901 New York Avenue
NW Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-866-530-2690.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)* /s/John Hedrick
  John Hedrick, President

Date  06/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/John Hedrick
   John Hedrick, President

Date  06/29/2018

By (Signature and Title)*   /s/David Cox
David Cox, Treasurer

Date  06/29/2018

* Print the name and title of each signing officer under his or her signature.